Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	ASIA PACIFIC WIRE & CABLE CORP LTD
Entity Central Index Key	0001026980
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	13,828,869
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 72,816	$ 76,672
Unrestricted Short-term bank deposits (note 5)	6,210	2,529
Restricted short-term bank deposits (note 5)	11,217	12,024
Accounts receivable, net of allowance for doubtful accounts of $4,614 and $2,580 at December 31, 2011 and 2012, respectively (note 10)	125,128	98,329
Amounts due from related parties (note 18)	4,066	5,227
Inventories (note 10)
Distributed products	12,780	2,243
Finished products	40,589	35,786
Work-in-progress	19,743	16,434
Raw materials and supplies	25,409	24,552
Inventories, total	98,521	79,015
Held-to-maturity securities (note 7)	2,378	0
Deferred tax assets (notes 10 & 11)	3,134	5,185
Prepaid expenses and other current assets	6,738	9,716
Total current assets	330,208	288,697
Property, plant and equipment:
Land	6,194	5,964
Land use rights	2,914	2,900
Buildings	52,372	49,749
Machinery and equipment	122,584	118,984
Motor vehicles	4,336	4,203
Office equipment	6,830	6,675
Construction in progress	4,998	2,547
Property, plant and equipment, gross	200,228	191,022
Accumulated depreciation and impairment losses	(149,832)	(148,108)
Property, plant and equipment, net	50,396	42,914
Investments (note 7)	1,002	618
Investment in equity investees (note 22)	4,414	4,435
Other assets	889	108
Deferred tax assets (notes 10 & 11)	2,475	517
Total noncurrent assets	8,780	5,678
Total assets	389,384	337,289
LIABILITIES AND EQUITY
Bank loans and overdrafts (note 8)	57,845	52,813
Accounts payable	40,616	22,148
Accrued expenses	13,499	10,737
Amounts due to related parties (note 18)	11,428	14,693
Short-term loans from the immediate holding company (note 18)	1,732	1,732
Income tax liabilities (note 11)	11,225	9,835
Other current liabilities (note 19)	10,149	5,783
Total current liabilities	146,494	117,741
Non-current liabilities:
Other non-current liabilities (note 19)	6,060	3,678
Deferred tax liabilities (note 11)	2,219	1,181
Total non-current liabilities	8,279	4,859
Total liabilities	154,773	122,600
Commitments and contingencies (note 14)
Shareholders' equity:
Common shares, $0.01 per share: Authorized shares: 50,000,000 Issued shares: 13,830,769 Outstanding shares: (note 9) 2012 - 13,828,869 shares (net of 1,900 treasury shares) 2011 - 13,830,769 shares	138	138
Additional paid-in capital (note 22)	110,608	111,541
Retained earnings	45,553	34,545
Accumulated other comprehensive income (note 13)	5,424	286
Treasury shares (1,900 shares at $3.2899)	(6)
Total APWC shareholders' equity	161,717	146,510
Noncontrolling interests	72,894	68,179
Total shareholders' equity	234,611	214,689
Total liabilities and shareholders' equity	$ 389,384	$ 337,289

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Allowance for doubtful accounts	$ 2,580	$ 4,614
APWC shareholders' equity (note 9):
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized	50,000,000	50,000,000
Common stock, Issued	13,830,769	13,830,769
Common stock, outstanding	13,828,869	13,828,869
Treasury shares	1,900	1,900

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales
Manufactured products (including sales to related parties amounting to $3,806, $3,669 and $2,668 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18)	$ 401,023	$ 429,474	$ 396,059
Distributed products	54,797	25,500	26,935
Supply, delivery and installation of wires and cables	6,445	16,972	23,600
Net sales, total	462,265	471,946	446,594
Costs of sales
Manufactured products (including purchases from related parties amounting to $45,925, $46,953 and $23,857 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18)	(356,358)	(386,598)	(342,630)
Distributed products (including purchases from related parties amounting to $4,056, $7,484 and $9,083 for the years ended December 31, 2010, 2011and 2012, respectively (note 18)	(51,436)	(22,545)	(25,557)
Supply, delivery and installation of wires and cables	(7,460)	(16,915)	(23,358)
Inventory impairment (note 10)	4,804	(1,993)	1,974
Cost of sales, total	(410,450)	(428,051)	(389,571)
Gross profit	51,815	43,895	57,023
Selling, general and administrative expenses (including expenses paid to related parties amounting to $239, $277 and $524 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18))	(32,794)	(30,760)	(28,965)
Recovery for doubtful accounts (note 10)	720	1,487	940
Impairment of long-lived assets	(22)	0	0
Impairment of investments	0	0	(346)
Impairment of goodwill (note 6)	0	(8,791)	0
Charges related to flooding (note 15)	(888)	(3,947)	0
Recovery of loss from flooding (note 15)	4,762	0	0
Income from operations	23,593	1,884	28,652
Exchange gain (loss), net	2,398	(1,346)	3,041
Interest income	1,555	1,409	492
Interest expenses (including interest paid/payable to related parties amounting to $14, $13 and $14 for the years ended December 31, 2010, 2011 and 2012, respectively (note18))	(2,195)	(2,217)	(1,364)
Share of net loss of equity investees	(21)	(58)	(21)
Gain on liquidation of a subsidiary	279	0	0
Loss on disposal of available-for-sale securities (note 7)	0	(68)	0
Other income, net (including other income received/receivable from related parties amounting to $154, $144 and $143 for the years ended December 31, 2010, 2011 and 2012, respectively (note 18))	1,684	1,032	1,032
Income from continuing operations before income taxes	27,293	636	31,832
Income taxes (note 11)	(8,383)	(4,566)	(6,441)
Net income (loss) from continuing operations	18,910	(3,930)	25,391
Discontinued operations (note 20)
Income from operations of discontinued SPFO (including gain on disposal of $1,962 for the year ended December 31, 2011, purchases from related parties amounting to $4 and $317, and sales to related parties amounting to $54 and $693 for the years ended December 31, 2010 and 2011, respectively)	0	1,075	446
Income taxes	0	(229)	(450)
(Loss) income from discontinued operations	0	846	(4)
Net income (loss)	18,910	(3,084)	25,387
Net income attributable to noncontrolling interests	(7,961)	2,355	11,247
Income income (loss) attributable to APWC shareholders	$ 10,919	$ (5,439)	$ 14,140
Basic and diluted earnings (loss) per share from continuing operations	$ 0.79	$ (0.49)	$ 1.02
Basic and diluted earnings (loss) per share from discontinued operations	$ 0	$ 0.1	$ 0
Basic and diluted earnings (loss) per share	$ 0.79	$ (0.39)	$ 1.02
Basic and diluted weighted average common shares outstanding	13,830,751	13,830,769	13,830,769

CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain on disposal	$ 0	$ 1,962	$ 0
Interest paid/payable related party	14	13	14
Other income Received/receivable related party	143	144	154
Manufactured products [Member]
Revenues from related parties	2,669	3,663	3,806
Costs from related parties	23,857	46,953	45,925
Distributed products [Member]
Costs from related parties	9,083	7,484	4,056
Discontinued Operation [Member]
Gain on disposal		1,962
Revenues from related parties		317	4
Costs from related parties		$ 693	$ 54

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income
Net income (loss)	$ 18,910	$ (3,084)	$ 25,387
Other comprehensive income (loss)
Currency translation adjustment, net of tax of nil	6,918	(3,726)	18,091
Defined benefit pension plan:
Currency realignment	(21)	23	(54)
Prior service cost arising during the year	(2,973)	135	0
Net actuarial loss arising during the year	(151)	(228)	(432)
Less: amortization of prior service cost in net periodic pension cost	144	1	14
Deferred tax related to defined benefit pension	1,045	0	0
Defined benefit pension plan, net of tax (notes 11 & 19)	(1,956)	(69)	(472)
Unrealized loss of available-for-sale securities:
Unrealized loss of available-for-sale securities	0	(68)	0
Reclassification of unrealized loss of available-for-sale securities upon disposal or impairment	0	68	30
Income tax related to unrealized loss	0	0	84
Unrealized loss of available-for-sale securities, net	0	0	114
Other comprehensive income (loss)	4,962	(3,795)	17,733
Total comprehensive income (loss)	23,872	(6,879)	43,120
Total comprehensive income (loss) attributable to noncontrolling interests	7,785	(440)	17,499
Total comprehensive income (loss) attributable to APWC shareholders	$ 16,087	$ (6,439)	$ 25,621

CONSOLIDATED STATEMENTS OF SHAREHOLDERS��� EQUITY (USD $) In Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Total APWC shareholders’ equity	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 138	$ 111,541	$ 25,908	$ (10,195)	$ 0	$ 127,392	$ 55,200	$ 182,592
Net income			14,140			14,140	11,247	25,387
Other comprehensive income				11,481		11,481	6,252	17,733
Increase in shareholding in a subsidiary			181			181	(181)	0
Ending Balance, Amount at Dec. 31, 2010	138	111,541	40,229	1,286	0	153,194	72,518	225,712
Net income			(5,439)			(5,439)	2,355	(3,084)
Other comprehensive income				(1,000)		(1,000)	(2,795)	(3,795)
Increase in shareholding in a subsidiary			(245)			(245)	245	0
Disposal of a subsidiary							(949)	(949)
Dividend paid to noncontrolling shareholders of subsidiaries							(3,195)	(3,195)
Ending Balance, Amount at Dec. 31, 2011	138	111,541	34,545	286	0	146,510	68,179	214,689
Purchase of treasury stock					(6)	(6)		(6)
Net income			10,949			10,949	7,961	18,910
Other comprehensive income				5,138		5,138	(176)	4,962
Increase in shareholding in a subsidiary		(933)	59			(874)	(3)	(877)
Disposal of a subsidiary
Dividend paid to noncontrolling shareholders of subsidiaries							(3,067)	(3,067)
Ending Balance, Amount at Dec. 31, 2012	$ 138	$ 110,608	$ 45,553	$ 5,424	$ (6)	$ 161,717	$ 72,894	$ 234,611

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 18,910	$ (3,084)	$ 25,387
Adjustments to reconcile net income (loss) to net cash provided (used in) provided by operating activities:
Gain on disposal of property, plant and equipment	(114)	(158)	(93)
Loss on disposal of available-for-sale securities	0	68	0
Depreciation	4,975	6,462	6,857
Deferred income taxes	1,264	(2,273)	(213)
Recovery for doubtful accounts	(720)	(1,555)	(1,317)
Inventory impairment	(4,804)	1,993	(1,974)
Share of net loss of equity investees	21	58	21
Impairment of long-lived assets	22	0	0
Impairment of investments	0	0	346
Impairment of goodwill	0	8,791	0
Gain on disposal of a subsidiary	0	(1,962)	0
Pension liability adjustments	144	1	14
Unrealized foreign exchange difference, net	26	974	(284)
Noncash other income	(519)	0	0
Changes in operating assets and liabilities
Accounts receivable, net	(23,103)	34,052	(31,779)
Inventories	(12,022)	(5,539)	(8,595)
Prepaid expenses and other current assets	3,082	(7,508)	(1,510)
Amounts due to/from related parties	(2,102)	580	(4,026)
Other long term assets	477	(343)	1,165
Accounts payable, accrued expenses, other current liabilities and other non-current liabilities	26,111	(7,933)	13,365
Net cash provided by (used in) operating activities	11,648	22,624	(2,636)
Investing activities:
Placement of unrestricted short-term bank deposits to financial institutions	(3,542)	(2,625)	0
Placement of restricted short-term bank deposits to financial institutions	(2,608)	(13,906)	(12,638)
Maturity of restricted short-term bank deposits from financial institutions	3,897	11,326	9,696
Purchases of held-to-maturity securities	(2,738)	0	0
Purchases of property, plant and equipment	(10,937)	(8,888)	(3,653)
Proceed from disposal of an available-for-sale securities	0	24	0
Proceeds from disposal of property, plant and equipment	173	165	147
Net cash used in investing activities	(15,755)	(13,904)	(6,448)
Financing activities:
Dividend paid to noncontrolling shareholders of subsidiaries	(3,067)	(3,195)	0
Repayments of bank loans	(6,000)	(22,503)	(19,608)
Proceeds from bank loans	9,888	31,319	46,021
Share buy-back	(6)	0	0
Acquisition of noncontrolling interests	(877)	0	0
Net cash (used in) provided by financing activities	(62)	5,621	26,413
Effect of exchange rate changes on cash and cash equivalents	313	(886)	4,354
Net increase (decrease) in cash and cash equivalents	(3,856)	13,455	21,683
Cash and cash equivalents at beginning of year	76,672	63,217	41,534
Cash and cash equivalents at end of year	72,816	76,672	63,217
Supplemental disclosure of cash flow information:
Cash paid for interest	1,704	1,861	2,056
Cash paid for income taxes	$ 4,829	$ 7,412	$ 3,547

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
ORGANIZATION AND PRINCIPAL ACTIVITIES

Asia Pacific Wire & Cable Corporation Limited (“APWC” or the “Company”), which is a subsidiary of Pacific Electric Wire & Cable Co., Ltd. (“PEWC”), a Taiwanese company, was incorporated as an exempted company in Bermuda on September 19, 1996 under the Companies Act 1981 of Bermuda (as amended) for the purpose of acting as a holding company. The Company is principally engaged in owning operating companies engaged in the power cable, telecommunication cable, enameled wire and electronic cable industry.

The Company’s operating subsidiaries (the “Operating Subsidiaries”) are engaged in the manufacturing and distribution of telecommunications, power cable and enameled wire products in Singapore, Thailand, Australia, the People’s Republic of China (“PRC”) and other markets in the Asia Pacific region. Major customers of the Operating Subsidiaries include government organizations, electric contracting firms, electrical dealers, and wire and cable factories. The Company’s Operating Subsidiaries also engage in the distribution of certain wire and cable products manufactured by PEWC and third parties. In certain markets, the Company also provides project engineering services to customers through its supply, delivery and installation (the “SDI”) business segment.

The Company was listed on the New York Stock Exchange in March 1997. On December 24, 2001, the staff of the New York Stock Exchange (“NYSE”) announced that it had determined that the trading of the common shares of APWC should be suspended prior to December 31, 2001. The decision was reached in view of the fact that the Company’s share price had fallen below NYSE’s continued listing standards. Following the delisting of the Company’s common shares on the NYSE, the Company’s common shares were traded under the ticker AWRCF, on the Over-the-Counter Bulletin Board (“OTC BB”), operated by the National Association of Securities Dealers, Inc. (“NASD”). After the Company failed to timely file its annual report on Form 20-F for the 2004 fiscal year, the Company was delisted from the OTC BB in August 2005 and thereafter its common shares were quoted on the “pink sheets” market by Pink Sheets LLC, a privately owned company that provides pricing and financial information for over-the-counter securities.

On June 28, 2007, SOF Investment, L.P. (“SOF”), a Delaware limited partnership controlled by MSD Capital, L.P. acquired 20% of the issued and outstanding shares of the Company from a private equity investor and entered into a shareholders’ agreement with the Company and PEWC.

On April 9, 2008, the Company was listed again and began trading its common shares on the OTC BB after completing all reporting requirements and filing all outstanding financial reports with the US Securities and Exchange Commission (“SEC”). The Company is subject to the reporting requirements under the Securities Exchange Act of 1934.

On March 30, 2009, SOF sold 10.2% of the issued and outstanding shares of the Company to PEWC. PEWC is currently holding 65.6% of the equity of the Company and COF (as successor-in-interest to SOF) is holding 9.8%. The remaining 24.6% of the issued and outstanding common shares were publicly traded on the Over-the-Counter Bulletin Board (“OTC BB”) prior to that date.

On April 29, 2011, the Company’s common shares commenced trading on NASDAQ Capital Market tier.

As of July 1, 2011, SOF transferred its 9.8% interest in the Company to MSD Credit Opportunity Master Fund, L.P. (“COF”), which became a party to the shareholders agreement, as amended and restated on March 27, 2009 (the “Amended Shareholders Agreement”), and succeeded to all of the right, title, and interest in the common shares previously held by SOF.

On February 15, 2013, the Company’s common shares started trading on the NASDAQ Global Market tier.

Share Capital

On September 8, 2008, the Company’s shareholders approved an increase to the authorized share capital from 20,000,000 common shares, par value $0.01 per share, to 50,000,000 common shares, par value $0.01 per share.

Share Capital Repurchase Program

The Company’s board of directors authorized a share capital repurchase program for its common shares on August 28, 2012, up to $2 million worth of its common shares over the next twelve months. Up to December 31, 2012, the Company had repurchased 1,900 shares with a total consideration of $6. The Company records the value of its common shares held in the treasury at cost.

i)  The subsidiaries of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The British Virgin Islands

Asia Pacific Wire & Cable General Holdings Ltd.	100%	100%

PRC (APWC) Holding Ltd.	100%	100%

Samray Inc.	100%	100%

Siam (APWC) Holdings Ltd.	100%	100%

Moon View Ltd.	100%	100%

Trigent Investment Holdings Limited	100%	100%

Crown Century Holdings Ltd.	100%	100%

Singapore

Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.3%	98.3%

Sigma-Epan International Pte Ltd. (“Sigma-Epan”)	100%	100%

Epan Industries Pte Ltd.	100%	100%

Epan Data-Comm System Pte Ltd.	100%	100%

Singvale Pte Ltd.	100%	100%

Malaysia

Elecain Industry Sdn. Bhd.	92.6%	92.6%

Sigma-Epan Malaysia Sdn. Bhd.	100%	100%

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The People’s Republic of China (“PRC”)

Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	95.80%	100%

Shanghai Yayang Electric Co., Ltd.	54.41%	54.41%

Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	100%	100%

Hong Kong

Crown Century Holdings Limited (“CCH (HK)”)	100%	100%

Australia

Australia Pacific Electric Cable Pty Limited (“APEC”)	99.40%	99.40%

Thailand

Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”)*	50.93%	50.93%

Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%

Double D Cable Company Limited (“Double D”) (pre-operating stage)	0%	50.93%

Hard Lek Limited	73.98%	73.98%

APWC (Thailand) Co., Ltd.	99.48%	99.48%

PEWC (Thailand) Co., Ltd.	99.48%	99.48%

CTW Beta Co. Ltd.	50.89%	50.89%

Siam Fiber Optics Co. Ltd.	30.56%	30.56%

* Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

ii)  The equity investees of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The People’s Republic of China

Shandong Huayu Pacific Fiber Optics Communications Co., Ltd. (“Shandong Huayu”)	48.73%	48.73%

Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	25.00%	25.00%

Thailand

Siam Pacific Holding Company Limited (“SPHC”)	49.00%	49.00%

Loxley Pacific Co., Ltd. (“Lox Pac”)	21.39%	21.39%

Acquisitions accounted for as purchases and disposals undertaken by the Company during the years ended December 31, 2010, 2011 and 2012 included the following:

(a)	On March 31, 2010, CCH acquired 51% of APEC shares from Sigma Cable, thereby increasing the Company’s interest in APEC from 98.53% to 99.40%. On April 14, 2010, CCH acquired 100% of Sigma-Epan from Samray, the Company’s interest in Sigma-Epan has not changed and Sigma-Epan remains as a wholly owned subsidiary of the Company.

(b)	On May 31, 2011, the Company contributed additional capital in Ningbo Pacific in the form of a cash injection of $5 million. The Company’s interest in Ningbo Pacific increased from 94.31% to 95.80%.

(c)	On December 1, 2011, the Company disposed its entire 51% equity interest in Shandong Pacific Fiber Optics Co., Ltd.(“SPFO”). Proceeds from the disposal of SPFO were $2.9 million (RMB18.5 million). The Company recorded a gain on disposal amounting to $1.96 million in the consolidated statement of operations.

(d)	On June 8, 2012, the Charoong Thai’s board of directors resolved to set up Double D. Double D registered its incorporation on August 30, 2012 with Baht 20 million registered capital and it is wholly owned by Charoong Thai.

(e)	On July 22, 2012, the Company acquired an additional 4.2% shareholding of Ningbo Pacific from PRC joint venture partner. The Company’s interest in Ningbo Pacific increased from 95.8% to 100%.

Put Right and Option

Under the terms of the Amended Shareholders’ Agreement, COF has the right and option (but not the obligation) to sell to PEWC upon the occurrence of a Put Event (defined below), and PEWC agreed to purchase from COF upon the occurrence of a Put Event, all registrable securities then owned by COF (the “ Put Shares ”), for an amount equal to the Put Price (defined below) together with interest (calculated on the basis of a 360 day year) on the Put Price, computed (x) from June 28, 2007 through May 31, 2010 at a rate per annum that shall be equal to the Libor rate plus fifty (50) basis points (compounded annually), and (y) from June 1, 2010 until the Put Closing (defined below) at a rate per annum that shall be equal to the Libor rate plus one hundred and fifty (150) basis points

(compounded annually) (the “ Put Right ”). If the Put Event terminates prior to the closing of such Put Right, the exercise of the Put Right is deemed rescinded and the transaction relating to the Put Right is deemed cancelled, but this will not terminate the existence of a future Put Right upon the triggering of a future Put Event.

A “Put Event” means any date (i) after March 11, 2009 whereby an event has occurred and continues to occur, or (ii) after February 1, 2011 whereby the shares are not listed on a US Securities Market, which means any of the NASDAQ Stock Market, Inc. (Global Market or Global Select Market), Alternext U.S. (f/k/a the American Stock Exchange LLC), the New York Stock Exchange LLC or in conjunction with a dual listing on, or a transfer from, a US Securities Market to one or more of the principal or secondary exchanges for the public trading of equity securities in any of Hong Kong, Tokyo or Singapore. The “Put Price” means for (i) shares purchased pursuant to the Purchase Agreement, an aggregate amount equal to the product of (a) the number of shares being sold and (b) US$4.35 and (ii) shares purchased under preemptive right provisions of the amended shareholders’ agreement (the “Shareholders’ Agreement”), and aggregate amount equal to the purchase price thereof.

The Shareholders’ Agreement does not contain any provisions that impose any purchase, reimbursement or financing obligations on the Company in the event that SOF exercises the Put Right. The Put Right is an obligation solely of PEWC and not of the Company. However, for the avoidance of doubt and as a re-affirmation that the financial and other obligation to SOF in the event of an exercise of the Put Right rest exclusively with PEWC, the Company has, on March 27, 2009, entered into a non-recourse confirmation agreement (the “Non-recourse Confirmation Agreement”) with PEWC whereby PEWC (i) covenants that it has no put right against the Company relating to the Put Shares and that PEWC’s obligations to SOF are without recourse to the Company, (ii) waives any such right should it arise in the future, and (iii) agrees that it shall not cause the Company, directly or indirectly, to incur any costs associated with the exercise of the Put Right.

The Shareholders’ Agreement provides, and the Non-recourse Confirmation Agreement confirms, that the Put Right is solely the obligation of PEWC. The Company has no purchase, reimbursement or financing obligations in the event that SOF exercises the Put Right. As such, the Company has classified the Put Shares as equity in the accompanying financial statements.

The Company received an approval letter from Nasdaq on April 13, 2011 for the listing of its common shares on NASDAQ, with “APWC” as the trading symbol and, as noted, on April 29, 2011, the Company’s common shares commenced trading on NASDAQ Capital Market, which tier does not fit within the definition of a national “Securities Market”, as provided in the Shareholders’ Agreement. The Company applied to list the common shares on the NADAQ Global Market after the Company fulfilled NASDAQ’s requirement for the migration, which included trading price per shares, liquidity requirements, operating history and a diversified shareholder list. The Company’s common shares began trading on the NASDAQ Global Market effective February 15, 2013. There is no impact on existing shareholders from this change in trading tiers.

Note 2 - BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Note 2 - Basis Of Presentation
BASIS OF PRESENTATION

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The basis of accounting differs from that used in the statutory financial statements of the Company’s subsidiaries and equity investee companies, which are prepared in accordance with the accounting principles generally accepted in their respective countries of incorporation.

        All dollar amounts in the financial statements and in the notes herein are U.S. Dollars (“US$”) unless otherwise designated.

Note 3 - CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS

SPFO was consolidated prior to its disposal and it met the criteria for reporting as discontinued operations. Therefore, the results of operations of SPFO and the gain of the disposal have been classified as “Income from operations of discontinued SPFO” in the consolidated statements of operations for the year ended December 31, 2011 and prior period’s amounts have been reclassified accordingly.

Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany accounts and transactions have been eliminated on consolidation.  The Company’s investments for which its ownership exceeds 20%, but which are not majority-owned or controlled, are accounted for using the equity method if the Company has the ability to exercise significant influence over the companies’ operating and financial policies. When the Company’s carrying value in an equity investee company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until its previous share of losses has been recovered.

         Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles accepted in the United States requires management to make estimates, judgements, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, useful lives and residual values of long-lived assets, impairment assessment of long-lived assets and goodwill, allowance for accounts and other receivable, accounting for deferred income tax, uncertain tax position, inventory valuation, valuation allowance of deferred tax assets and accrued rebate. Actual results could differ from those estimates.

Cash and Cash Equivalents

         Cash and cash equivalents include cash on hand, bank deposits and all short-term highly liquid investments with an original maturity of three months or less and are readily convertible to known amounts of cash. Investments with maturities of more than three months are classified as short-term bank deposits.

         Inventories

         Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out or weighted average method.

If the expected selling price less completion costs and costs to execute sales (market) is lower than the carrying amount, a write-down is charged to expenses in cost of sales for the amount by which the carrying amount exceeds its market. When the finished goods that were previously written down to market are subsequently sold at above market, a recovery is credited to cost of sales. See note 10 – Valuation and Qualifying Accounts.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse.

Income Taxes (cont’d)

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. ASC 740, requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized.  The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forward periods available to the Company for tax reporting purposes, and other relevant factors. Deferred income tax expense (benefit) is the net change during the year in the deferred income tax asset or liability.

The Company adopted the provisions of ASC 740 to account for uncertainties in income taxes.  ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions.  The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any.  The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement.  The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense.

         Property, Plant and Equipment

Property, plant and equipment are stated at cost less depreciation and any impairment losses. Asset leases qualifying as capital leases are also included in property, plant and equipment. Major renewals and improvements are capitalized and minor replacements, maintenance, and repair expenses are charged to current operations as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the respective lease term, whichever is shorter, as follows:

Land	Nil
Land use rights	15 - 50 years
Buildings	5 - 30 years
Machinery and equipment	5 - 10 years
Motor vehicles	3 - 10 years
Office equipment	3 - 10 years

Depreciation expenses were $6,857, $6,462 and $4,975 for the years ended December 31, 2010, 2011 and 2012, respectively. No depreciation expense is charged for construction in progress and machinery and equipment under installation.

Capitalized interest on construction in progress is added to the cost of the underlying asset and is depreciated over the estimated useful life of the asset in the same manner as the underlying asset. Interest capitalized for 2011 and 2012 amounted to $9 and $69, respectively. The capitalized interest was related to and has been included as part of the cost of Ningbo Pacific’s construction in progress.

When property, plant and equipment are retired, sold or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

        Property, Plant and Equipment (cont’d)

In 2006, the Company terminated the Ningbo Pacific joint venture and liquidated its major equipment at the Ningbo Pacific facility. In October 2009, the Company has made a resolution to acquire an additional shareholding of Ningbo Pacific from the PRC joint venture partner. The acquisition was completed on July 22, 2012. The Company plans to resume manufacturing operation with the newly constructed facilities at the Ningbo Pacific site in 2013.

Goodwill

         Goodwill represents the excess of the cost of purchased business over the fair value of the underlying net assets acquired. Goodwill, is not amortized, but tested for impairment at least annually or more frequently if circumstances indicate that impairment may exist.  The Company determined it has three reporting units in which the entire goodwill was allocated to manufactured product segment.

         In accordance with ASC 350 “Intangible – Goodwill and Others”, (“ASC 350”), the Company performs a two-step test to assess goodwill impairment. First, the Company identifies potential goodwill impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company determines fair value using a discounted cash flow approach and makes reference to the market capitalization of the Company. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss.

Based on the Company’s assessment conducted as of December 31, 2011, the Company recognized goodwill impairment charges of $8,791, and the carrying amount was $nil as of December 31, 2011 and 2012. See note 6 – Goodwill.

         Investments

         Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such designation as of each balance sheet date.

         The Company accounts for its investments in equity securities of privately-held companies as cost method investment in accordance to ASC 325, “Investments – Others” as these securities do not have readily determinable fair value. Investments in which the Company does not have a controlling interest or an ownership voting interest to exert significant influence, and which are not publicly traded are accounted for at cost.

         The Company accounts for its investments in debt and equity securities that have readily determinable fair value using ASC 320, “Investments – Debt and Equity Securities”. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded as either short term or long term on the balance sheet, based on the contractual maturity date and are stated at amortized cost. Equity securities are classified as available-for-sale, as the Company does not trade in these securities, but rather they are held as longer term investments due to business relationships with the entities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders’ equity. Realized gains and losses and declines in values judged to be other-than-temporary on available-for-sale securities are included in investment income.  The cost of securities sold is based on the specific identification method. Interest and dividends on securities classified as available-for-sale are included in investment income.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting under ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”), and included as investment in equity investees in the balance sheets. Under the equity method, the Company’s proportionate share of each equity investee’s net income or loss is included as share of income (losses) of equity investees in the statements of operations. An investor records its proportionate share of equity adjustments for other comprehensive income (e.g. foreign currency items, etc) as increase or decrease to the investment account with corresponding adjustment in shareholders’ equity. The Company evaluates investments in equity investees for impairment under ASC 323-10. An impairment loss on an investment in equity investee is recognized in the statements of operations when the decline in value is determined to be other-than-temporary.

         A judgmental aspect of accounting for investments (including investments in equity investees) involves determining whether an other-than-temporary decline in value of the investment has been sustained.  If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value, by a charge to statement of operations.  Such evaluation is dependent on the specific facts and circumstances.  Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include: the market value of the security in relation to its cost basis; the financial condition of the investee; and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investments.

In 2010, 2011 and 2012, the Company recorded an impairment charge of $346, $nil and $nil, respectively, related to certain available-for-sale investments.

Impairment of Long-Lived Assets, Other Than Goodwill

The Company accounts for impairment of long-lived assets in accordance with ASC 360, “Property, Plant and Equipment”.  Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  In such instances, the Company estimates the undiscounted future cash flows that result from the use of the asset and its ultimate disposition.  If the sum of the undiscounted cash flows is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset group, determined principally using discounted cash flows.

In 2011, the Company recorded an impairment charge of $25 related to the damage to Siam Pacific’s machinery due to flooding in Thailand. The impairment was included in the line item, “Charges related to flooding” within operating expenses. See note 15.

In 2012, the Company recorded an impairment charge of $22 related to the impairment of a factory in Thailand (included in the manufactured products segment) that is not being used for operation.  The impairment charge was recorded to reduce the carrying value of the identified assets to fair values. The fair values for the year 2012 have been determined based on valuation performed by an accredited independent appraiser. The valuation has been made on the assumption to sell the property interests on the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement which would serve to increase the value of the property interests.

Accounts Receivables and Allowance for Doubtful Accounts

Accounts receivables are stated at face value less any allowance for doubtful accounts. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make the required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, customer financial condition, past transaction history with the customer, current economic industry trends, and changes in customer payment terms.

Lease Obligations

In accordance with ASC 840, “Leases”, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capitalized lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out above under property, plant and equipment.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Revenue Recognition

         Revenue represents the invoiced value of goods sold, net of value added tax and returns, invoiced value on distribution activities, and service fee income on installation activities.  Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. The following specific recognition criteria must also be met before revenue is recognized.

          Sales of manufactured goods and distributed products

          The Company recognizes revenue from the sale of manufactured goods and distributed products upon passage of title to the customer that coincides with their delivery and acceptance. These revenue recognition are recognized in accordance with SEC Staff Accounting Bulletin (SAB) No. 104. The Company recognizes its revenue of sale of distributed products at gross as the Company is the primary obligor in the transaction.

The Company classifies shipping and handling costs incurred within cost of sales.

         Supply, Delivery and Installation

The Company's supply, delivery and installation services are considered as multiple elements arrangements and are accounted for in accordance with ASC subtopic 605-25, "Revenue Recognition: Multiple-Element Arrangements" ("ASC 605-25"). Elements such as the sale of cables and the installation service are considered as separate elements contained  in a single arrangement, or in related arrangements with the same customer. The Company allocates revenue to each element based on its relative fair value. The allocation of the fair value to the delivered elements is limited to the amount  that is not cont in gent on future delivery  of services  or  subject  to customer-specified return  or  refund  privileges.  The  Company prospectively   adopted Accounting   Standards Update ("ASU")  No. 2009-13, Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"), a consensus of the FASB Emerging Issues Task Force that amends ASC 605-25, on January I , 20 II.

In accordance with ASU 2009-1 3, certain delivered items in multiple-element arrangements, which  previously would  not qualify  for separate units of accounting due to the lack of vendor-specific objective evidence or third-party evidence of selling price, are accounted for as separate units of accounting, to which the total consideration of the arrangements is allocated based on management's best estimate of the selling price ("BESP"). We consider all reasonably available  information in determining the BESP, including  both  market  and entity-specific factors. The ad option of AS U 2009-1 3 does not have a material effect on our financial statements, the units of accounting and the pattern and timing of revenue recognition is not changed materially.

The sale of cable is subject to acceptance by the SDI customer  upon inspection  which is carried  out when t he cable  is laid. Revenue from  installation is accounted for using the percentage-of-completion method, based on the customer certification of the distance of cable la id with respect to the estimated total contract revenue, and in accordance with ASC 605-35, "Revenue Recognition-Construction-Type and Production-Type Contracts". The timing of revenue recognition of cable sales and installation services are substantially identical.

When the current estimates of total contract revenue and contract cost indicate a loss, a provision for the entire loss on the contract shall be made. The recognition of provision for losses shall be in the period in which they become evident.

        Bill-and-hold arrangements

         The Company recognizes revenue of sale of cables under bill-and-hold arrangements requested by certain customers in Thailand, in accordance with SAB 104.

As at December 31, 2010, 2011 and 2012, the revenue recognized under bill-and-hold arrangements where the cables were yet delivered was $17.9 million, $5.8 million and $nil, respectively.

        Customers’ incentive

The Company offers sales incentives in connection with power cable sales to wholesalers and distributors. These incentives include both rebates offered to customers for purchasing a certain volume of product during the year and settlement discounts for early payment of sales invoices. However, maximum amount is recorded if there is no reliable basis to measure a lower expected amount. Both forms of incentives are recognized as a reduction to gross sales.

For the past five years up to December 31, 2012, customers only claim for rebates and the Company  only allows such claims based on the amount to which they are legally entitled, instead of the potential maximum amount (i.e. amount payable for the highest volume targets) without exceptions. The Company reviewed rebate provision balances arising in 2011 and earlier that remained unclaimed as of December 31, 2012. As the policy has been strictly enforced for the past five years, the Company has established sufficient historical fact pattern to conclude that the likelihood that such customers will claim and receive the excess above their legal entitlement in the future is remote and the Company will continue to strictly enforce the policy. As a result, the company wrote back such rebates and accounted for this as a change in estimate of accrued rebates. The reversal of the accrued rebate amounting to $2,116 ($0.15 per share) was accrued rebates related to 2008 to 2011.

Foreign Currency Translation and Transactions

The functional currency of the Company is U.S. Dollars and the functional currency of the Company’s international subsidiaries is generally the local currency or U.S. Dollars.  For these subsidiaries, the Company translates the assets and liabilities at exchange rates in effect at the balance sheet date and income and expense accounts at average exchange rates during the year.  Resulting currency translation adjustments are recorded directly to accumulated other comprehensive income within shareholders’ equity.

Foreign currency transactions are recorded at the applicable rates of exchange in effect at the transaction dates. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Gains and losses from foreign currency transactions are recorded in the consolidated statements of operations.

Foreign Currency Forward Contracts

The Company recognizes derivative financial instruments in the consolidated financial statements at fair value regardless of the purposes or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in income or in shareholders’ equity as a component of comprehensive income depending on whether the derivative financial instruments qualify for hedge accounting, and if so, whether they qualify as a fair value or cash flow hedge.

Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in the fair value of the hedged items that relate to the hedged risks. Changes in fair value of derivatives accounted for as cash flow hedges, to the extent they are effective as hedges, are recorded in other comprehensive income net of taxes. Changes in fair value of derivatives used as hedges of the net investment in foreign operations are reported in other comprehensive income as part of the cumulative translation adjustment. Changes in fair values of derivatives not qualifying as hedges are reported in the consolidated statements of operations.

Foreign Currency Forward Contracts (cont’d)

The Company’s subsidiaries use forward foreign exchange contracts to reduce their exposure to foreign currency risk for liabilities denominated in foreign currency. A forward foreign exchange contract obligates the Company to exchange predetermined amounts of specified foreign currencies at specified exchange rates on specified dates or to make an equivalent U.S. dollar payment equal to the value of such exchange.  Realized and unrealized gains and losses on foreign exchange contracts are included as foreign exchange gains or losses in the consolidated statements of operations as such contracts do not qualify for hedge accounting.

As of December 31, 2011 and 2012, the Company had outstanding forward exchange contracts with notional values of $2,317 and $nil, respectively. The outstanding forward exchange contracts as of December 31, 2011 matured on January 16, 2012. The Company records these contracts at fair value with the related gains of $nil, $64 and $nil, for the years ended December 31, 2010, 2011 and 2012, respectively in the consolidated statements of operations.

         Earnings (Loss) Per Share

         Basic and diluted earnings (loss) per share are calculated in accordance with ASC 260, “Earnings Per Share”.  There are no dilutive equity instruments for all periods presented.

         Comprehensive Income

         Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net income (loss), currency translation adjustment, defined benefit pension plan and unrealized loss on sales of available-for-sale securities and is presented in the consolidated statement of operations and comprehensive income (loss). The Company adopted Accounting Standards Update (“ASU”) No. 2011-05 (“ASU 2011-05”), "Comprehensive Income (Topic 220), Presentation of Comprehensive Income", in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive income (loss) in two separate statements. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Cotingent Liability

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate,(ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different  jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Fair Value Measurements

The Company has adopted the provisions of ASC 820, “Fair Value Measurements and Disclosures” for financial assets and liabilities. Under ASC 820, the fair value is defined as the price that would have been received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•   Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•   Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•   Level 3 - Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, accounts receivable, short-term loans, accounts payable, and related party balances approximate their fair value due to the short-term maturities of such instruments.

Treasury Shares

On August 28, 2012 the Company's board of directors authorized a share capital repurchase program for its common shares over the next twelve months. The Company repurchases its common shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity in accordance with ASC 505-30, “Treasury Stock”. During the year ended December 31, 2012, the Company repurchased a net total of 1,900 shares of common shares and the total cost is $6. Except for the shares repurchased as described above, there were no movements in the number of outstanding shares for all years presented.

Recent Pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU No. 2013-02, "Comprehensive Income (Topic 220)" (“ASU 2013-02”) to improve the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”). This ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. It requires companies to present information about reclassifications out of accumulated other comprehensive income AOCI in one place and to present reclassifications by component when reporting changes in AOCI balances. The modifications to ASC 220 “Comprehensive Income” resulting from the issuance of ASU 2013-02 are effective for fiscal years beginning after December 15, 2012 and interim periods within those years. Early adoption is permitted. The adoption of ASU 2013-02 on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In March 2013, the Financial Accounting Standards Board issued ASU No. 2013-05, "Foreign Currency Matters (Topic 830)" (“ASU 2013-05”) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity . This ASU specifies that a cumulative translation adjustment (“CTA”) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings upon sale of the investment. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. CTA would be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition). The adoption of ASU 2013-05 on January 1, 2014 is not expected to have a material impact on the Company’s consolidated financial statements.

Note 5 - SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2012
Note 5 - Short-Term Bank Deposits
SHORT-TERM BANK DEPOSITS
	As of December 31,
	2011	2012

Unrestricted short-term bank deposits	$ 2,529	$ 6,210
Restricted short-term bank deposits	12,024	11,217
	$ 14,553	$ 17,427

Short-term bank deposits are deposits with maturities of more than three months but less than one year. Restricted short-term bank deposits represent the amounts of cash pledged by two subsidiaries in Thailand to secure credit facilities granted by financial institutions.

These bank deposits bear interest rates ranging from 0.3% to 3.7% and 0.25% to 2.75% per annum as of December 31, 2011 and 2012, respectively.

Note 6 - GOODWILL	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
GOODWILL

Goodwill of $8,801 as of December 31, 2010 relating to the manufactured products segment and the changes in the carrying amount of goodwill were as follows:

Balance as of December 31, 2010	$ 8,801
Disposal of a subsidiary	(10)
Impairment charge	(8,791)
Balance as of December 31, 2011	$ –

The carrying amount of goodwill was $nil as of each of December 31, 2011 and 2012.

In accordance with ASC 350, the Company assessed the fair value of the reporting unit as of December 31, 2011. The Company adopted the discounted cash flow approach and, considering that the reporting unit constituted the majority of the overall consolidated group, by reference to the closing price of its common shares on that date as well as an assumed control premium. From January 2011 to December 2011, the stock market downturn caused a decline in the Company’s stock price by 54.8%, which resulted in a significant reduction in the Company’s market capitalization. As of December 31, 2011, the assessed fair value was below the carrying value of the reporting unit. The Company then performed a hypothetical purchase price allocation using the fair value of reporting unit and determined that the goodwill was fully impaired. As a result, the Company recognized a goodwill impairment charge of $8,791 for the year ended December 31, 2011 as a separate item in the consolidated statements of operations.

Note 7 - INVESTMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
INVESTMENTS

A summary of the carrying values and balance sheet classification of all investments in privately-held equity securities, debt, and equity securities was as follows:

	As of December 31,
	2011	2012

Held-to-maturity securities	$ –	$ 2,378

Short-term investments	–	2,378

Held-to-maturity securities	$ –	$ 360
Equity securities in privately-held companies (cost method)	618	642

Long-term investments	618	1,002

Total investments	$ 618	$ 3,380

Held-to-maturity securities are comprised of:

			Investment carrying value at
			December 31,
Nature	Contracted maturity	Interest rate	2011	2012

Short-term held-to-maturity securities	Two weeks to one month	3.8% to 4.7%	$ –	$ 2,378
Subordinated debentures	10 years	4.375%	–	360
Total held-to-maturity			$ –	$ 2,738

The investment is on a fixed or non-fixed income mature on or before the date of maturity. The Company recorded interest income related to short-term held-to-maturity securities amounting to $nil, $nil and $101 as a component of interest income for the years ended December 31, 2010, 2011 and 2012, respectively. The estimated fair value of the investment approximated its amortized cost and, therefore, there were no significant unrealized holding gains or losses.

In 2012, a Thai subsidiary invested $360 (Baht 11 million) in subordinated debentures of Bangkok Bank Public Company Limited. The debentures bear a fixed interest rate of 4.375% per annum with a maturity of ten years callable at the option of the issuer after five years. As the call option is clearly and closely related to the debt host contract, no bifurcation of embedded call option is required.  The debentures are marketable and rated AA- by Fitch Rating (Thailand) Ltd.

The investments in equity securities in privately-held companies are recorded at cost as their market value is not readily and publicly determinable. It consists of the investment in Thai Metal Processing Co., Ltd, (“TMP”) which is engaged in the fabrication of copper rods. The investments were not evaluated for impairment because the Company did not identify any events or changes in circumstances that may have a significant effect on the fair value of the investments. During the years ended December 31, 2010, 2011 and 2012, the Company received dividends of $106, $111 and $109 from TMP, respectively, which was recorded in other income in the consolidated statements of operations.

Note 8 - BANK LOANS AND OVERDRAFTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
BANK LOANS AND OVERDRAFTS

Bank  loans and overdrafts consist of the following:

	As of December 31,
	2011	2012
Bank loans and overdrafts	$ 13,886	$ 23,844
Trust receipts	38,927	34,001
Total bank loans and overdrafts	$ 52,813	$ 57,845

Under the line of credit arrangements for short-term debt with the Company’s bankers, the Company may borrow up to approximately $336,053 (2011: $316,369) on such terms as the Company and the banks may mutually agree upon.  These arrangements do not have termination dates but are reviewed annually for renewal.  As of December 31, 2012, the unused portion of the credit lines was approximately $227,147 (2011: $224,640), which included unused letters of credit amounting to $144,183 (2011: $128,409). Letters of credit are issued by the Company in the ordinary course of business through major financial institutions as required by certain vendor contracts. As of December 31, 2012, the Company had open letters of credit totaling $39,793 (2011: $49,596). Liabilities relating to the letters of credit are included in current liabilities.

The credit lines of the Company were collateralized by:

(i)	Mortgage of the Company’s land, buildings, machinery and equipment with a total carrying amount of $16,383 at December 31, 2012 (2011: $15,792);

(ii)	Pledge of short-term deposits and accounts receivable of $11,217 at December 31, 2012 (2011: $12,024);

(iii)	Pledge of not fewer than 161.5 million shares of Charoong Thai; and

(iv)	Corporate guarantee issued by the Company and a subsidiary of the Company.

(v)	A trading facility was secured by all the assets and uncalled capital with total carrying amount of $35,425 of a subsidiary as at December 31, 2012 (2011: $31,414).

         The weighted average interest rates on bank loans and overdrafts as of December 31, 2010, 2011 and 2012 were 3.6%, 3.7% and 3.4% per annum, respectively.

During 2011, CCH (HK) entered into a bank loan agreement with Bangkok Bank Hong Kong Branch with a total loan amount of US$ 14 million and a trade facility of US$ 8 million. The loan carries an interest rate of SIBOR (Singapore Inter-bank Borrowing Rate) plus 2.5% for a period of 5.5 years, adjusted on a quarterly basis. The bank loan is guaranteed by the Company, as guarantor.  As of December 31, 2011, CCH (HK) was not in compliance with certain financial and non-financial loan covenants and the loan became callable on demand. The outstanding balance was classified as current liabilities as of December 31, 2011.

As of December 31, 2012, the loan was classified as current liabilities and it had been fully repaid subsequently.

Note 9 - EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
EARNINGS (LOSS) PER SHARE

The Company computes earnings (loss) per share in accordance with ASC 260 “Earning Per Share”. Basic net earnings (loss) per share is computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per share is computed by dividing net income (loss) by the sum of the weighted-average number of common shares outstanding and if dilutive, the potential common shares outstanding during the period. The treasury stock transaction resulted in an immediate reduction in outstanding shares used to calculate the weighted-average common shares outstanding for both basic and diluted earnings (loss) per share. Up to December 31, 2012, the Company had repurchased 1,900 shares.

The following table sets forth the computation of basic and diluted earnings (loss) attributable to common shareholders per share:

	Year ended December 31,
	2010	2011	2012
Numerator:
Income (loss) attributable to APWC from continuing operations	$ 14,142	$ (6,832)	$ 10,949
Income (loss) attributable to APWC from discontinued operations	(2)	1,393	–
Net income (loss) attributable to APWC	$ 14,140	$ (5,439)	$ 10,949
Denominator (in number of shares):
Weighted-average common shares outstanding - basic and diluted	13,830,769	13,830,769	13,830,751
Earnings (loss) per share - basic and diluted
Continuing operations	$ 1.02	$ (0.49)	$ 0.79
Discontinued operations	–	0.10	–
Total earnings (loss) per share - basic and diluted	$ 1.02	$ (0.39)	$ 0.79

Income (Loss) from continuing operations attributable to non controlling interests are $ 11,249, $ 2,902, $7,961, for the years ended December 31, 2010, 2011 and 2012 respectively.

Note 10 - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
VALUATION AND QUALIFYING ACCOUNTS
Description	Balance at beginning of year	Net charge (credit) to income	Deduction	Currency translation adjustment	Balance at end of year
Year ended December 31, 2010:
Allowance for doubtful accounts	$ 8,694	$ (1,317)	$ (1,063)	$ 572	$ 6,886
Inventory impairment
- Lower of cost or market	3,214	(2,219)	–	201	1,196
- Obsolescence	781	245	–	93	1,119
Allowance for deferred tax assets	2,489	2,460	–	(132)	4,817
	$ 15,178	$ (831)	$ (1,063)	$ 734	$ 14,018
Year ended December 31, 2011:
Allowance for doubtful accounts	$ 6,886	$ (1,555)	$ (664)	$ (53)	$ 4,614
Inventory impairment
- Lower of cost or market	1,196	1,725	(888)	(14)	2,019
- Obsolescence	1,119	268	–	(81)	1,306
- Charges related to flooding in Thailand	–	3,572	–	(130)	3,442
Allowance for deferred tax assets	4,817	(3,942)	–	–	875
	$14,018	$ 68	$ (1,552)	$ (278)	$ 12,256
Year ended December 31, 2012:
Allowance for doubtful accounts	$ 4,614	$ (720)	$ (1,425)	$ 111	$ 2,580
Inventory impairment
- Lower of cost or market	2,019	(1,789)	–	34	264
- Obsolescence	1,306	(21)	–	53	1,338
- Charges related to flooding in Thailand	3,442	(2,994)	–	69	517
Allowance for deferred tax assets	875	466	–	–	1,341
	$ 12,256	$ (5,058)	$ (1,425)	$ 267	$ 6,040

During 2010, the Company exercised rigorous controls over raw-material inventory and through long-term copper future contacts reduced its exposure to the fluctuations in market prices for copper, which resulted in a significant reduction in the inventory impairment.

During 2011, the decrease in commodity prices, including that of copper, resulted in a write-down of the cost of inventories as of December 31, 2011. Copper prices on the London Metal Exchange (the “LME”) fell from an average monthly price high of $9,555 in January 2011 to $7,657 in December 2011. As a result, inventory write-down to market of $1,725 was charged to cost of sales for the year ended December 31, 2011.

During 2011, the Company recorded an impairment charge of $3,572 related to flooding in Thailand, and most of the damaged inventories were sold in 2012 (note 15).

During 2012, copper price on the LME gradually rose to an average yearly price of $7,950. Therefore, the Company was able to sell its finished goods above the new cost basis after taking into account the impairment in the prior years.

Note 11 - INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
INCOME TAXES

Under current Bermuda law, the Company is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by the Company to its shareholders.

The Company’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to the Company.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the PRC.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2012, and there is no withholding tax on dividends applicable to the Company.  For Thailand, the corporate income tax rate was 30% for each of the two years ended December 31, 2011 and a withholding tax of 10% is levied on dividends received by the Company. CTW is listed on Stock Exchange of Thailand (“SET”), its applicable corporate income rate was 25% for the first 300 million Baht of net profit and 30% for the amount exceeding 300 million Baht. The reduced rate of taxation applied for listed companies for three accounting periods from 2008 to 2010. As a part of an initiative to promote Thailand’s competitiveness, the Thai Government announced in Royal Decree (No. 530) to provide for a reduction of corporate income tax from 30% to: (1) 23% for any accounting periods commencing between January 1, 2012 and December 31, 2012; (2) 20% from any accounting periods commencing between January 1, 2013 and December 31, 2014. In Australia, the corporate income tax rate was 30% for 2010/2011, 2011/2012 and 2012/2013 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2012.

Pursuant to the Corporate Income Tax Law (the CIT Law) of the PRC that came into effect on January 1, 2008, all the enterprises generally are subject to corporate income tax at an effective rate of 25% on income as reported in their statutory accounts. An enterprise located in specially-designated regions or cities and eligible for the preferential policy in the form of a reduced tax rate shall have five years from the time when the CIT Law takes effect to transition progressively to the legally prescribed tax rate. During this period, an enterprise that enjoyed the 15% corporate income tax rate shall be subject to the 18% tax rate for the year 2008, 20% for the year 2009, 22% for the year 2010, 24% for the year 2011, and 25% from the year 2012 onwards.

PEWS is located in Shenzhen, which is a region where preferential tax rates apply and qualified for a reduced rate of taxation of 22% and 24% for the years 2010 and 2011, respectively. PEWS is the only subsidiary of the Company in the PRC that qualified for the preferential tax rates under the CIT Law. For PEWS, the unified tax rate of 25% applied with effect from January 1, 2012. Under the CIT law, dividend distributions of profits earned prior to January 1, 2008 to foreign investor(s) are exempt from withholding tax; distribution of the profits earned after January 1, 2008 is subject to withholding tax of 10%, reduced to 5% under the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with Respect to Taxes on Income provided that the Hong Kong holding company, CCH (HK), qualifies as the “beneficial owner” of the dividend income under Cuoshuiban [2009] No.601.

Pre-tax income (loss) from continuing operations was taxed in the following jurisdictions:

	Year ended December 31,
	2010	2011	2012

Thailand	$ 24,750	$ 8,760	$ 21,728
Singapore	1,671	(80)	2,235
Australia	2,176	3,130	5,426
PRC	6,921	985	(142)
Others	(3,665)	(12,101)	(1,933)
	31,853	694	27,314
Equity investees
Thailand	–	–	(2)
PRC	(21)	(58)	(19)
	$ 31,832	$ 636	$ 27,293

            Significant components of the provision (benefit) for income taxes are as follows:

	Year ended December 31,
	2010	2011	2012

Allocated to net income (loss)

Current:
Thailand	$ 4,069	$ 4,869	$ 4,442
Singapore	–	–	382
PRC	1,324	679	149
Australia	956	1,291	1,069
Total current	6,349	6,839	6,042

Deferred:
Thailand	170	(1,446)	1,583
Singapore	59	(154)	512
PRC	197	(43)	(192)
Australia	(262)	(316)	438
Total deferred	164	(1,959)	2,341
The benefits of operating loss carried forwards	(72)	(314)	–
	$ 6,441	$ 4,566	$ 8,383
Allocated to other comprehensive income (loss)	$ 84	$ –	$ (1,045)

The parent company’s tax is filed in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the taxes incurred by the Operating Subsidiaries, in their respective jurisdiction. The Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	Year ended December 31,
Income tax at statutory tax rate in:	2010	2011	2012

Tax provision at statutory rate (23%)	$ 9,608	$ 191	$ 6,277

Foreign income taxed at different rate	881	1,350	692
Expenses not deductible for tax purpose	1,684	753	172
Impairment of goodwill not deductible for tax	–	2,637	–
Written-off deferred tax assets arising from liquidation of a subsidiary	–	3,633	–
Reversal of valuation allowance arising from liquidation of a subsidiary	–	(3,633)	–
Utilization of prior year tax losses	(6,186)	–	–
Changes in valuation allowance	2,473	(291)	466
Written-off deferred tax	215	-	184
Tax exempt on income	(2,583)	(1,453)	(99)
Difference due to effect of tax holidays	(583)	–	–
Unrecognized tax benefits	354	1,026	34
Deferred tax liability arising from undistributed earnings	578	193	429
Effect of temporary tax rate changes on deferred tax assets	–	862	–
Effect of changes in temporary differences to realized in different periods with different enacted tax rates	–	–	408
Withholding tax on dividends	–	–	427
Others	–	(702)	(607)
Total tax income for the year	$ 6,441	$ 4,566	$ 8,383

Pacific Thai had deferred tax assets (mainly from prior year net operating losses) of $3,633 with a 100% valuation allowance as of December 31, 2010. Following the de-registration of Pacific Thai on January 5, 2011, its deferred tax assets could no longer be realized and thus were written off. The corresponding valuation allowance was reversed during the year.

Deferred tax liabilities and assets comprised the following:

	As of December 31,
	2011	2012

Deferred tax liabilities:

Outside basis differences	$ (2,172)	$ (2,650)

Total deferred tax liabilities	(2,172)	(2,650)

Deferred tax assets:
Unused tax losses	1,181	1,140
Allowance for doubtful accounts	682	372
Inventory impairment	744	359
Allowance for impairment in investment	933	913
Rebates and other accrued liabilities	1,980	1,299
Unpaid retirement benefits	854	660
Charges related to flooding in Thailand	874	8
Deferred revenue and cost of sales	320	625
Actuarial loss	–	1,045
Unabsorbed depreciation	–	960

Total deferred tax assets	7,568	7,381
Valuation allowance for deferred tax assets (note 10)	(875)	(1,341)

Total deferred tax assets	6,693	6,040

Net deferred tax assets	$ 4,521	$ 3,390

The amount of deferred tax liabilities and assets at December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012

Gross current deferred tax liabilities	$ (49)	$ (63)

Gross current deferred tax assets	5,234	3,282
Valuation allowance for deferred tax assets	–	(85)

	5,234	3,197

Net current deferred tax assets	5,185	3,134

Gross non-current deferred tax liabilities	(2,123)	(2,587)

Gross non-current deferred tax assets	2,334	4,099
Valuation allowance for deferred tax assets	(875)	(1,256)

	1,459	2,843

Net non-current deferred tax (liabilities) assets	(664)	256

Net deferred tax assets	$ 4,521	$ 3,390

The deferred tax liabilities and assets are presented in the accompanying consolidated balance sheets as follows:

	As of December 31,
	2011	2012

Current
Deferred tax assets	$ 5,185	$ 3,134

Total current	5,185	3,134

Non-current
Deferred tax assets	517	2,475
Deferred tax liabilities	(1,181)	(2,219)
Total non-current	(664)	256

Net deferred tax assets	$ 4,521	$ 3,390

As of December 31, 2011 and 2012, the Company has available unused net operating losses that may be applied against future taxable income and that expire as follows respectively:

Year of expiration	2011	2012
2012	$ 656	$ –
2013	461	477
2014	853	864
2015	356	361
2016	839	856
2017	–	1,661
No expiration	1,801	–
	$ 4,966	$ 4,219

The remaining net operating losses can be carried forward, subject to any condition to be met under the relevant tax laws of the respective jurisdictions. The utilization of these net operating loss carry forwards is subject to agreement by the income tax authorities in the respective jurisdictions.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Change in Uncertain Tax Positions	As of December 31,
	2010	2011	2012
Balance at January 1	$ 2,198	$ 2,332	$ 2,640
Additions based on tax positions related to the current year	134	308	28
Additions for tax positions of prior years	–	–	–
Settlements	–	–	–
Decrease due to lapses in statute of limitations	–	–	(366)

Balance at December 31	$ 2,332	$ 2,640	$ 2,302

The Company is not expecting there would be any reasonably possible change in the total amounts of unrecognized tax benefits within twelve months of the reporting date. As of December 31, 2011 and 2012, the amount of unrecognized tax benefits (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the effective tax rate is $2,640 and $2,302, respectively.

The Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties the Company have provided as of the dates listed below were:

	As of December 31,
	2010	2011	2012
Accrued interest on unrecognized tax benefits	$ 1,373	$ 1,783	$ 2,143
Accrued penalties on unrecognized tax benefits	1,948	2,256	2,284
Total accrued interest and penalties on unrecognized tax benefits	$ 3,321	$ 4,039	$ 4,427

Note 12 - VALUE ADDED TAX (VAT)	12 Months Ended
Dec. 31, 2012
Note 12 - Value Added Tax Vat
VALUE ADDED TAX ("VAT")

According to the value-added tax policies of the relevant tax authorities, sales are subject to an output VAT, while the purchase of products is subject to an input VAT. VAT payable or receivable is the net difference between periodic output VAT and deductible input VAT. The revenue, expenses and assets are recognized net of the amount of VAT except where the VAT incurred in a purchase of assets or services is not recoverable from taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the assets or as part of the expenses item as applicable. Receivables and payables are stated with the VAT incurred. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of prepaid expenses and other current assets on the balance sheet.

The VAT rates of our Operating Subsidiaries in various tax jurisdictions are:

PRC	17%
Singapore	7%
Thailand	6%
Australia	10%

Note 13 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The changes in the balances of each component of accumulated other comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Currency translation adjustment	Defined benefit pension plan	Unrealized loss on available-for-sale securities and others	Total

Balance at January 1, 2010	$ (9,660)	$ (68)	$ (467)	$ (10,195)
Current-period other comprehensive income (loss)	12,027	(472)	(74)	11,481
Balance at December 31, 2010	$ 2,367	$ (540)	$ (541)	$ 1,286

Current-period other comprehensive loss	(931)	(69)	–	(1,000)
Balance at December 31, 2011	$ 1,436	$ (609)	$ (541)	$ 286

Current-period other comprehensive income (loss)	5,834	(696)	–	5,138
Balance at December 31, 2012	$ 7,270	$ (1,305)	$ (541)	$ 5,424

Note 15 - FLOODING IN THAILAND	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
FLOODING IN THAILAND

Siam Pacific, a wholly owned subsidiary of Charoong Thai, suspended operations temporarily in 2011 due to damage sustained from the region’s flooding. The facilities of Siam Pacific, located 30 kilometers north of Bangkok, manufactures enameled wire and communication wire. The facility sustained water damage, as the water level reached approximately 1.5 meters which damaged some of the machinery and equipment in the plant, as well as some of the inventories in the warehouse. As a result, the Company recorded $3,947 and $888 of flood-related charges, including property, plant and equipment impairments, repairing charges and a write-down of damaged inventory and recognized $874 and $8 of deferred tax assets related to the charges in 2011 and 2012, respectively. These charges are separately stated as a line item, “Charges related to flooding” included in operating expense on the consolidated statement of operations.

The following table summarizes the flood related charges for the years ended December 31, 2011 and 2012:

	Year ended December 31,
	2011	2012

Inventory write-down	$ 3,572	$ –
Property, plant and equipment impairment	25	–
Repairing charges	350	888
Total charges	$ 3,947	$ 888

The Company’s insurance policy covers the flood damage to the building, machinery, and inventory; however, it does not cover losses incurred due to the business disruption. The process of submitting claims to the Company’s insurers was ongoing and the Company was unable to determine of the amount of losses to be recovered from the insurance company in 2011.

During the year ended December 31, 2012, Siam Pacific received a letter which confirmed the settlement amount of $4.8 million (Baht 149 million) from an independent surveyor on behalf of the insurance company. The Company recorded the compensation of $4.8 million as a component of in the consolidated statement of operations in the year ended December 31, 2012. During the year ended December 31, 2012, Siam Pacific received payment of $3.5 million (Baht 109 million) and Siam Pacific expected that the remaining of $1.3 million will be received within six months after the balance sheet date and recorded as prepaid expenses and other current assets on the balance sheet.

Note 16 - FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
FAIR VALUE DISCLOSURES

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents:  The carrying amount reported in the balance sheet for cash and cash equivalents approximates its fair value because of the short-term maturity of these instruments.

Bank deposits:  The carrying amount reported in the balance sheet for bank deposits approximates its fair value because of the short-term maturity of these instruments.

Accounts receivable and accounts payable:  The carrying amounts reported in the balance sheet for accounts receivable and accounts payable approximate their fair values because of the short-term maturity of these instruments.

Related party balances:  The carrying amounts reported in the balance sheet for related party balances approximate their fair values because of the short-term maturity of these instruments.

Short-term loan: The carrying amounts of the Company’s borrowings under its short-term revolving credit arrangements approximate their fair values. The fair value of the non-interest bearing short-term loan from related parties approximates to its carrying amount as it is repayable on demand.

Foreign currency forward contracts: The fair values of foreign currency forward contracts are estimated by reference to market quotations for forward contracts with similar terms, adjusted where necessary for maturity differences. The foreign currency forward contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Held-to-maturity securities: Held-to-maturity securities are recorded as either short term or long term on the balance sheet, based on contractual maturity date and are stated at amortized cost. The maturity for short term held-to-maturity securities are less than one year, the estimated fair value approximated its amortized cost. The maturity for the investment in subordinated debentures is ten years and the debentures is marketable. The market yield is close to coupon rate, the fair value approximated its amortized cost as of December 31, 2012.

Note 17 - CONCENTRATIONS OF RISKS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
CONCENTRATIONS OF RISKS

(a)             Concentrations of credit risk

                  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, held-to-maturity securities, and accounts receivable.

                  The Company maintains cash and cash equivalents with various financial institutions. These financial institutions are located in Singapore, Thailand, Australia, Hong Kong and the People’s Republic of China. The Company’s policy is designed to limit its exposure to any one institution. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy.

                  Concentrations of credit risk with respect to accounts receivable are limited due to the large number of entities comprising the Company’s customer base. The Company carefully assesses the financial strength of its customers and generally does not require any collateral. At December 31, 2012, one Singapore subsidiary’s customer accounted for 10% of the Company’s accounts receivable. The Company’s exposure to credit risk arises from default of counterparty, with maximum exposure equal to the carrying amount of these financial instruments.

The Company is exposed to credit loss in the event of non-performance by counter parties on foreign exchange contracts, but the Company does not anticipate non-performance by any counter parties.

(b)            Concentrations of customers

No single customer accounted for more than 10% of the total revenue for the years ended December 31, 2010, 2011 and 2012.

(c)            Risk related to copper and supplier

Copper is the principal raw material used by the Company. The Company purchases copper at prices closely related to the prevailing international spot market prices on the London Metal Exchange for copper. The price of copper is influenced heavily by global supply and demand as well as speculative trading. Consequently, a change in the price of copper will have a direct effect on the Company’s cost of sales.

Substantially all of the Company’s copper rods are supplied by PEWC. In addition to copper rod, the Company purchases high voltage power cable from PEWC for distribution purposes.

(d)            Foreign exchange risk

         Changes in exchange rates influence the Company’s results of operations. The Company’s principal operations are located in Thailand, the PRC and Singapore and a substantial portion of its revenues are denominated in Thai Baht, U.S. Dollars or Singapore Dollars, whereas a substantial portion of the Company’s cost of sales are denominated in U.S. Dollars. Any devaluation of the Thai Baht or Singapore dollar against the US dollar would have an adverse impact on the operations of the Company.

(f)             Current vulnerability due to certain other concentrations

The Company conducts substantial business operations in the PRC. The results of operations and prospects may be adversely affected by significant economic, legal and other developments in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(g)            Concentration in the geographic area

The Company conducts substantial business operations in the Thailand, PRC, Singapore and Australia. See note 21 – Segment Financial Information for details.

Note 18 - RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
RELATED PARTY BALANCES AND TRANSACTIONS

The related parties are defined as affiliates of the Company; entities for which investments are accounted for by the equity method by the Company; the principal owners of the Company; its management; members of the immediate families of the principal owners of the Company and its management.

Moon View Venture Limited (“Moon View”), PEWC, Singapore Branch and PEWC Singapore Co. (Pte) Ltd. are controlled by PEWC.  Moon View is the immediate holding company of the Company. Italian-Thai Development Public Company Limited (“Italian-Thai”) is the noncontrolling shareholder of one of the Company’s Operating Subsidiaries in Thailand. SPHC is one of the Company’s equity investees. Fujikura Limited is a noncontrolling shareholder of one of the Company’s Operating Subsidiaries in Thailand.

	As of December 31,
	2011	2012

Due from:
PEWC	$ 1,797	$ 542
PEWC, Singapore Branch	1,071	1,101
Italian-Thai and its affiliates	1,180	2,096
SPHC	1,179	327
	$ 5,227	$ 4,066

Due to:
PEWC	$ 9,490	$ 7,513
PEWC, Singapore Branch	893	892
PEWC Singapore Co. (Pte) Ltd.	1,276	1,185
Fujikura Limited	184	226
TMP	60	119
SPHC	2,384	1,493
Shandong Huayu	406	–
	$ 14,693	$ 11,428

Short-term loan from:
Moon View	$ 1,732	$ 1,732

The interest rates on the short-term loan from Moon View range from 1.36% to 1.58% and are repayable upon demand. All balances with related parties are unsecured.

         The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012

Purchases of copper from PEWC	$ 42,236	$ 44,466	$ 21,443
Purchases of power cables from PEWC	3,846	7,164	8,705
Purchases of raw materials from TMP	1,153	1,139	1,340
Purchases of goods from PEWC	210	320	378
Purchases of goods from Fujikura Limited	2,536	1,348	1,074
Purchases of machinery from PEWC	–	–	203
Sales to Italian Thai and its affiliates	3,741	3,663	2,563
Sales to PEWC	65	–	106

Interest expense paid to PEWC Singapore Co. (Pte) Ltd.	14	13	14
Management fee paid to PEWC	204	239	388
Management fee received from PEWC	–	19	19
Management fee received from PEWC, Singapore Branch	14	14	15
Management fee received from Italian-Thai	34	–	–
Dividend income from TMP	106	111	109
Information technology service fee paid to PEWC	35	38	136

         Copper is the major raw material of the Company’s wire and cable products.  The Company purchases copper in the form of copper rods and copper cathode.  Copper cathode is purchased by Siam Pacific to avoid the high import tariffs levied on copper rods.  Copper cathode needs to be processed into copper rods prior to the manufacturing of wire and cable products.

         Substantially all of the Company’s copper rods are supplied by PEWC while copper cathodes are supplied by unrelated third parties. The price of copper rods purchased from PEWC is determined by reference to the quoted copper prices on the London Metal Exchange (the “LME”) plus a certain premium.

         In addition to copper rods, the Company purchases high voltage power cable from PEWC for distribution purposes. The purchase price of power cable from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years ended December 31, 2010, 2011 and 2012.

         Pursuant to the composite services agreement:

            (a)        PEWC will sell copper rod to the Company, upon the Company’s request, (i) at a price consisting of the average spot price of copper on the LME for the one month prior to purchase plus an agreed upon premium, (ii) at prices and on terms at least as favorable as it provides copper rod to other purchasers of similar amounts of copper rod in the same markets as PEWC and (iii) will give priority in the supply of copper rod to the Company over other purchasers of copper rod from PEWC.

            (b)        PEWC grants to the Company the right to distribute any wire or cable product manufactured by PEWC in all markets in which the Company presently distributes or develops the capability to distribute in the future, such products on such terms as have historically been in effect or on terms at least as favorable as PEWC grants to third parties that distribute such products in such markets. However, PEWC shall not be required to grant to the Company the right to distribute products manufactured by PEWC in the future in markets where the Company does not currently have the capability to distribute unless and until PEWC has no pre-existing contractual rights which would conflict with the grant of such right to the Company.

            (c)        PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, access to certain of PEWC’s technology (and PEWC personnel necessary to use such technology) with respect to the design and manufacture of wire and cable products, including, without limitation, certain fiber optic technology.

            (d)        PEWC will make available to the Company, upon the Company’s request and on terms to be mutually agreed between PEWC and the Company from time to time, certain services with respect to the design and manufacture of wire and cable products, computerization, inventory control, purchasing, internal auditing, quality control, emergency back-up services, and recruitment and training of personnel; such services may include the training of the Company’s employees and managers at PEWC facilities and the secondment of PEWC employees and managers to the Company.

            (d)        Each of PEWC and the Company will offer the other party the right to participate in any negotiations with a third party concerning the establishment of any facility or similar venture to manufacture or distribute any wire or cable product outside of the markets where the Company currently manufactures or distributes, or intends to develop the capability to manufacture or distribute, any wire or cable product. Unless the Company and PEWC mutually agree otherwise, the Company shall have the right of first refusal to enter into any definitive agreement with such third party. If, however, such third party would not agree to the substitution of the Company for PEWC or such substitution would prevent the successful completion of the facility or venture, PEWC will arrange for the Company to participate to the extent possible.

            (f)        Without the consent of the Company, PEWC will not compete with respect to the manufacture of wire and cable products in any market in which the Company is manufacturing or has taken significant steps to commence manufacturing.

            (g)        For purposes of the composite services agreement, each province in China is considered the equivalent of a market.

            (h)        The composite services agreement dated November 7, 1996 has a three-year term. The Agreement originally expired on November 7, 1999. The Company gave a notice to extend the Agreement by successive one-year periods commencing on April 20, 2001. The notice is treated as a standing notice for successive one-year period renewals until further written notice from the Company.

         To the extent that transactions occur in the future between the Company and PEWC or affiliates of PEWC other than under the Composite Service Agreement, such transactions will be entered into on an arm’s length basis on terms no less favorable than those available from unaffiliated third parties.

Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
DEFINED CONTRIBUTION AND BENEFIT PLANS

The Company records the funded status of the Company’s defined benefit plans in the consolidated balance sheet. Actuarial gains and losses and prior service costs continue to be deferred and recognized in expense ratably over appropriate future periods, but the overfunded or underfunded status of the defined benefit plans is now measured as the difference between the fair value of plan assets and the projected benefit obligation (“PBO”). This difference is recorded as an asset (if overfunded) or a liability (if underfunded), with a corresponding adjustment to accumulated other comprehensive loss, net of tax. The net unrecognized actuarial loss and unrecognized prior service costs are recognized in net periodic benefit cost in the consolidated statements of operations, those amounts are reclassified from accumulated other comprehensive (loss) income. The Company currently measures the funded status of its plan as of the balance sheet date.

In accordance with the Thailand labor law, Charoong Thai is obliged to make payment to retiring employees, at rates of 1 to 10 times of their final month’s salary rate, depending on the length of service. The Company’s net periodic benefit cost was $539, $288 and $851 for the years ended December 31, 2010, 2011 and 2012, respectively.  The plan is not funded and the amount is recognized $453 in current liabilities and $5,387 in other non-current liabilities on the balance sheet. The Company pays to settle the obligations as and when employees retire.

The Company has several defined contribution plans covering its employees in Australia, PRC and Singapore. Contributions to the plan are made annually. Total charges of continuing operations for the years ended December 31, 2010, 2011 and 2012 were $708, $891, and $1,253, respectively and for the year ended December 31, 2010 and the period ended November 30, 2011, that of discontinued operations were $138 and $205, respectively.

In conformity with ASC 715 “Compensation – Retirement Benefits” (“ASC 715”), the following table sets forth the Plan’s funded status and pension amounts recognized as at December 31, 2010, 2011 and 2012 based on the latest actuarial valuation:

	2010	2011	2012

Change in benefit obligation:
Benefit obligation at beginning of year	$ 2,012	$ 2,761	$ 2,935
Foreign currency translation adjustments	285	(136)	110
Service cost	302	181	192
Interest cost	223	106	128
Benefits paid	(61)	(219)	(1,038)
Actuarial loss	–	244	153
Prior service cost	–	–	2,973
Curtailment	–	(2)	–
Other adjustment	–	–	387
Benefit obligation at end of year	$ 2,761	$ 2,935	$ 5,840

Change in plan assets:
Fair value of plan assets at beginning of year	$ –	$ –	$ –
Employer’s contribution	–	–	–
Fair value of plan assets at end of year	$ –	$ –	$ –
Funded status	$ (2,761)	$ (2,935)	$ (5,840)
Unrealized net transition obligation	–	–	–
Unrecognized net actuarial loss (gain)	–	–	–
Accrued benefit cost	$ (2,761)	$ (2,935)	$ (5,840)

Components of net periodic benefit cost:
Service cost	$ 302	$ 181	$ 192
Interest cost	223	106	128
Amortizations of:
Unrecognized net prior service cost (credit)	(8)	(8)	(7)
Unrecognized actuarial loss	22	9	151
Other adjustment	–	–	387
Net periodic benefit cost	$ 539	$ 288	$ 851

Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	$ 669	$ 602	$ 748
Prior service (credit) cost	(129)	7	2,862
Total recognized in other comprehensive loss	$ 540	$ 609	$ 3,610

The accumulated benefit obligations amounted to $2,935 and $5,840 as of December 31, 2011 and 2012, respectively.

The estimated net loss and prior service cost (credit) for the defined benefit plans that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost over the next fiscal year are $17 and $175, respectively.

The actuarial loss increased due to the change in assumption:

-        Discount rate was changed from 4.8%, 4.2% and 4.0% per annum for 2010, 2011 and 2012 to reflect prevailing bond yield.

-        The mortality rate have been updated from TMO97 table (Thailand Mortality Ordinary Lite Tables 1997) to TMO98 table (Thailand Mortality Ordinary Lite Tables 2008) reflect the latest available mortality study.

In 2012, the benefit obligation, periodic cost and prior service cost increased sharply mainly due to Charoong Thai changed plan provisions:

-          Effective January 1, 2012, the Extra Benefits payment to retiring employees was changed at rates of 1 to 5 times of final month’s salary to 29 times. The changes created a prior service cost and increased the benefit obligation totaling $3million (Baht 91million).

The significant assumptions used in determining the actuarial present value of the projected benefit obligations as of December 31, 2011 and 2012 are as follows:

	2011	2012
Discount rate	4.2%	4.0%
Rate of increase in compensation levels	6.0% - 8.0%	6.0%
Employee turnover rates:
Prior to age 29	9.0% - 15.0%	9.0% - 15.0%
Age 30 to 39	4.0% - 7.0%	4.0% - 7.0%
Age 40 to 49	2.0% - 5.0%	2.0% - 5.0%
Age 50 and above	0.0% - 2.0%	0.0% - 2.0%

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year ended December 31
2013	$ 453
2014	21
2015	619
2016	254
2017	301
2018 - 2022	2,248
$ 3,896

Note 20 - DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
DISCONTINUED OPERATIONS

The Company entered into an agreement to dispose its 51% equity interest in the SPFO joint venture to a group of investors in exchange for a total cash consideration of RMB18.5 million (approximately $2.9 million), effective upon the directors’ approval on September 7, 2011. The purpose of the disposal is to focus on the Company’s core wire and cable business that are more profitable by divesting its non-core fiber-optics cable, for which the market in China has been very competitive. The share transfer was completed on December 1, 2011, consequently, the Company’s deconsolidated SPFO effective December 1, 2011. The Company recognized $1,962 gain on disposal of a subsidiary in consolidated statement of operations.

SPFO was consolidated prior to its disposal and it met the criteria for reporting as discontinued operations. Therefore, the results of operations of SPFO and the gain of the disposal have been classified as “Income from operations of discontinued SPFO” in the consolidated statement of operations for the year ended December 31, 2011 and prior periods' amounts have been reclassified accordingly.

         Results from discontinued operations related to SPFO for the year ended December 31, 2010 and period from January 1, 2011 to November 30, 2011 are as follows:

	Year ended December 31, 2010	Period ended November 30, 2011

Net sales	$ 22,736	$ 30,210
Cost of sales	(18,072)	(25,111)
Gross profit	4,664	5,099
Selling, general and administrative expenses	(3,545)	(4,809)
Recovery of doubtful accounts	377	68
Income from discontinued operations	1,496	358
Exchange gain, net	-	-
Interest income	110	129
Interest expenses	(1,197)	(1,336)
Other income (expenses)	37	(38)
Income (loss) before income tax	446	(887)
Gain on disposal of SPFO	-	1,962
Income from operations of discontinued SPFO	446	1,075
Income tax	(450)	(229)
Net (loss) income of discontinued operations	$ (4)	$ 846
Net loss attributable to noncontrolling interests	(2)	(547)
Net (loss) income attributable to APWC shareholders	$ (2)	$ 1,393

             The transactions undertaken with related parties are summarized as follows:

	Year ended December 31, 2010	Period ended November 30, 2011

Purchases of goods from Shandong Yanggu	17	317
Sales to Shandong Yanggu	96	536
Sales to SPRC	160	157
Interest expense paid to Shandong Yanggu	63	–
Management fee paid to Shandong Yanggu	–	387

Note 21 -SEGMENT FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SEGMENT REPORTING DISCLOSURE

Description of Products by Segments

In accordance with ASC 280, “Segment Reporting”, the chief operating decision maker has been identified as the chief operating officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. According to the management approach, the Company currently operates in three operating segments: (1) manufacturing of wire and cable products (“Manufactured products”), (2) distribution of copper and cable products manufactured by PEWC and third party suppliers (“Distributed products”) and (3) SDI.

         Measurement of Segment Profit or Loss and Segment Assets

         The Company evaluates performance and allocates resources based on gross profit. The accounting policies of the reportable segments, including transactions entered between reportable segments, are the same as those described in the summary of significant accounting policies.

	Year ended December 31,
	2010	2011	2012

Revenues

Revenues from external customers:
Manufactured products	$ 396,059	$ 429,474	$ 401,023
Distributed products	26,935	25,500	54,797
Supply, delivery and installation of wires and cables	23,600	16,972	6,445
Total revenues from external customers	$ 446,594	$ 471,946	$ 462,265

Intersegment revenues:
Manufactured products	$ 3,143	$ 3,283	$ –
Distributed products	9,898	13,960	12,449
Total intersegment revenues	$ 13,041	$ 17,243	$ 12,449

Total segment revenues	$ 459,635	$ 489,189	$ 474,714

Reconciling item
Elimination of intersegment revenues	(13,041)	(17,243)	(12,449)
Total revenues	$ 446,594	$ 471,946	$ 462,265

	Year ended December 31,
	2010	2011	2012
Segment profit
Manufactured products	$ 53,429	$ 42,876	$ 44,665
Distributed products	1,378	2,955	3,361
SDI	242	57	(1,015)
Inventory impairment	1,974	(1,993)	4,804
Total segment profit	$ 57,023	$ 43,895	$ 51,815

Reconciling items
Corporate and other expenses	(28,371)	(42,079)	(32,984)
Exchange gain (loss)	3,041	(1,346)	2,398
Interest income	492	1,409	1,555
Recovery of loss from flooding	-	-	4,762
Gain on liquidation of a subsidiary	-	-	279
Interest expense	(1,364)	(2,217)	(2,195)
Share of net loss of equity investees	(21)	(58)	(21)
Other income	1,032	1,032	1,684
Income from continuing operations before income taxes	$ 31,832	$ 636	$ 27,293

	As of December 31,
	2011	2012
Segment assets
Manufactured products	$ 326,960	$ 362,092
Distributed products	4,369	16,711
SDI	357	257
Total segment assets	$ 331,686	$ 379,060

Reconciling items
Corporate and other assets	1,168	5,910
Investment in equity investee companies	4,435	4,414
Total assets	$ 337,289	$ 389,384

	Year ended December 31,
	2010	2011	2012
Expenditures for additions to long-lived assets
Manufactured products	$ 3,650	$ 8,775	$ 10,922
Distributed products	–	–	–
SDI	–	–	–
Corporate	3	113	15
Total expenditure for additions to long-lived assets	$ 3,653	$ 8,888	$ 10,937

	Year ended December 31,
	2010	2011	2012

Depreciation expenses
Manufactured products	$ (6,474)	$ (6,014)	$ (4,918)
Distributed products	–	–	–
SDI	–	–	–
Corporate	(14)	(52)	(57)
Depreciation expenses of continuing operations	$ (6,488)	$ (6,066)	$ (4,975)
Depreciation expenses of discontinued operations	(369)	(396)	–
Total depreciation expenses	(6,857)	(6,462)	(4,975)

Impairment loss of long-lived assets and goodwill
Manufactured products	$ –	$ (8,816)	$ (22)
Distributed products	–	–	–
SDI	–	–	–
Corporate	–	–	–
Total impairment loss	$ –	$ (8,816)	$ (22)

Interest income
Manufactured products	$ 454	$ 1,305	$ 1,421
Distributed products	27	81	65
SDI	11	3	1
Corporate	–	20	68
Total interest income of continuing operations	$ 492	$ 1,409	$ 1,555

Interest expense
Manufactured products	$ (1,203)	$ (2,050)	$ (2,017)
Distributed products	(73)	(88)	(120)
SDI	(39)	(39)	(11)
Corporate	(49)	(40)	(47)
Total interest expense of continuing operations and discontinuing operations	$ (1,364)	$ (2,217)	$ (2,195)

There is no sales of 10% or more of the total revenue to a single customer for the year ended 2010, 2011 and 2012.

Geographic Area Data

Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from external customers
Continuing operations
Thailand	$ 165,191	$ 176,011	$ 167,762
Singapore	70,154	86,474	93,285
Australia	46,288	61,457	64,402
PRC	146,529	138,970	120,763
Vietnam	9,752	5,106	6,366
Southeast Asia	8,680	3,928	7,376
Northeast Asia	–	–	2,311

	$ 446,594	$ 471,946	$ 462,265
Revenue from discontinued operations	$ 22,736	$ 30,210	$ –

Countries in the Southeast Asia region include:

-        - Cambodia, Indonesia, India, Laos, Malaysia and Myanmar

Countries in the Northeast Asia region include:

-            - Japan and South Korea

Long-lived assets by the country of domicile are summarized as follow:

	As of December 31,
	2010	2011	2012
Long-lived assets by area:
Thailand	$ 27,928	$ 19,894	$ 23,360
Singapore	8,987	10,339	10,474
Australia	3,520	6,119	6,035
PRC	12,261	6,500	10,487
Others	8	62	40
Total long-lived assets	$ 52,702

Note 22 - SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES

The following tables present the summarized financial information of the Company’s principal equity investees, Lox Pac, SPHC, Shandong Huayu and SPRC.

	As of December 31,
	2011	2012
	Unaudited	Unaudited

Current assets	$ 54,968	$ 82,231
Non-current assets	17,961	17,381
Current liabilities	(44,870)	(72,389)
Non-current liabilities	(1,156)	(303)

Total shareholders’ equity	$ 26,903	$ 26,920

	Year ended December 31,
	2010	2011	2012
	Unaudited	Unaudited	Unaudited

Net sales	$44,866	$55,727	$57,467
Gross profit	10,457	13,543	13,207
Net loss	(1,347)	(1,360)	(959)

Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Note 4 - Summary Of Significant Accounting Policies Policies
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation. The Company’s investments for which its ownership exceeds 20%, but which are not majority-owned or controlled, are accounted for using the equity method if the Company has the ability to exercise significant influence over the companies’ operating and financial policies. When the Company’s carrying value in an equity investee company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until its previous share of losses has been recovered.

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles accepted in the United States requires management to make estimates, judgements, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, useful lives and residual values of long-lived assets, impairment assessment of long-lived assets and goodwill, allowance for accounts and other receivable, accounting for deferred income tax, uncertain tax position, inventory valuation, valuation allowance of deferred tax assets and accrued rebate. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, bank deposits and all short-term highly liquid investments with an original maturity of three months or less and are readily convertible to known amounts of cash. Investments with maturities of more than three months are classified as short-term bank deposits.

Inventories

Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out or weighted average method.

If the expected selling price less completion costs and costs to execute sales (market) is lower than the carrying amount, a write-down is charged to expenses in cost of sales for the amount by which the carrying amount exceeds its market. When the finished goods that were previously written down to market are subsequently sold at above market, a recovery is credited to cost of sales. See note 10 – Valuation and Qualifying Accounts.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse.

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. ASC 740, requires that deferred tax assets be evaluated for future realization and reduced by a valuation allowance to the extent the Company believes a portion will not be realized. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulativeearnings experience and expectations of future taxable income by taxing jurisdiction, the carry-forwardperiods available to the Company for tax reporting purposes, and other relevant factors.Deferred income tax expense (benefit) is the net change during the year in the deferred income tax asset or liability.

The Company adopted the provisions of ASC 740 toaccount for uncertainties in income taxes.ASC 740contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition bydetermining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes. The Company’s policy is to recognize interest expense and penalties related to income tax matters as a component of income tax expense.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less depreciation and any impairment losses. Asset leases qualifying as capital leases are also included in property, plant and equipment. Major renewals and improvements are capitalized and minor replacements, maintenance, and repair expenses are charged to current operations as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the respective lease term, whichever is shorter, as follows:

Land Nil

Land use rights 15 - 50 years

Buildings 5 - 30 year

Machinery and equipment 5 - 10 years

Motor vehicles 3 - 10 years

Office equipment 3 - 10 years

Depreciation expenses were$6,857, $6,462 and $4,975 for the years ended December 31, 2010, 2011 and 2012, respectively. No depreciation expense is charged for construction in progress and machinery and equipment under installation.

Capitalized interest on construction in progress is added to the cost of the underlying asset and is depreciated over the estimated useful life of the asset in the same manner as the underlying asset. Interest capitalized for 2011 and 2012 amounted to $9 and $69, respectively. The capitalized interest was related to and has been included as part of the cost of Ningbo Pacific’s construction in progress.

When property, plant and equipment are retired, sold or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

In 2006, the Company terminated the Ningbo Pacific joint venture and liquidated its major equipment at the Ningbo Pacific facility. In October 2009, the Company has made a resolution to acquire anadditional shareholding of Ningbo Pacific from the PRCjoint venture partner. The acquisition was completed on July 22, 2012. The Company plans to resume manufacturing operation with the newly constructed facilities at the Ningbo Pacific site in 2013.

Goodwill

Goodwill represents the excess of the cost of purchased business over the fair value of the underlying net assets acquired. Goodwill, is not amortized, but tested for impairment at least annually or more frequently if circumstances indicate that impairment may exist. The Company determined it has three reporting units in which the entire goodwill was allocated to manufactured product segment.

In accordance with ASC 350 “Intangible – Goodwill and Others”, (“ASC 350”), the Company performs a two-step test to assess goodwill impairment.First, the Company identifies potential goodwill impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company determines fair value using a discounted cash flow approach and makes reference to the market capitalization of the Company. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss.

Based on the Company’s assessment conducted as of December 31, 2011, the Company recognized goodwill impairment charges of $8,791, and the carrying amount was $nil as of December 31, 2011 and 2012. See note 6 – Goodwill.

Investments

Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such designation as of each balance sheet date.

The Company accounts for its investments in equity securities of privately-held companiesas cost method investment in accordance to ASC 325, “Investments – Others” as these securities do not have readily determinable fair value.Investments in which the Company does not have a controlling interest or an ownership voting interest to exert significant influence, and which are not publicly traded are accounted for at cost.

The Company accounts for its investments in debt and equity securities that have readily determinable fair value using ASC 320, “Investments – Debt and Equity Securities”. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded as either short term or long term on the balance sheet, based on the contractual maturity date and are stated at amortized cost. Equity securities are classified as available-for-sale, as the Company does not trade in these securities, but rather they are held as longer term investments due to business relationships with the entities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders’ equity.Realized gains and losses and declines in values judged to be other-than-temporary on available-for-sale securities are included in investment income. The cost of securities sold is based on the specific identification method. Interest and dividends on securities classified as available-for-sale are included in investment income.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting under ASC323, “Investments—Equity Method and Joint Ventures” (“ASC323”), and included as investment in equity investees in the balance sheets. Under the equity method, the Company’s proportionate share of each equity investee’s net income or loss is included as share of income (losses) of equity investees in the statements of operations. An investor records its proportionate share of equity adjustments for other comprehensive income (e.g. foreign currency items, etc) as increase or decrease to the investment account with corresponding adjustment in shareholders’equity. The Company evaluates investments in equity investees for impairment under ASC 323-10. Animpairment loss on an investment in equity investee is recognized in the statements of operations when the decline in value is determined to be other-than-temporary.

A judgmental aspect of accounting for investments (including investments in equity investees) involves determining whether an other-than-temporary decline in value of the investment has been sustained. If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value, by a charge to statement of operations. Such evaluation is dependent on the specific facts and circumstances. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include: the market value of the security in relation to its cost basis; the financial condition of the investee; and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investments.

In 2010, 2011 and 2012, the Company recorded an impairment charge of $346, $niland $nil, respectively, related to certain available-for-sale investments.

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance withASC 360, “Property, Plant and Equipment”. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such instances, the Company estimates the undiscounted future cash flows that result from the use of the asset and its ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the Company recognizes an impairment loss, measured as the amount by which the carrying value exceeds the fair value of the asset group, determined principally using discounted cash flows.

In 2011, the Company recorded an impairment charge of $25 related to the damage to Siam Pacific’s machinery due to flooding in Thailand. The impairment was included in the line item, “Charges related to flooding” within operating expenses. See note 15.

In 2012, the Company recorded an impairment charge of $22 related to the impairment of a factory in Thailand (included in the manufactured products segment) that is not being used for operation. The impairment charge was recorded to reduce the carrying value of the identified assets to fair values. The fair values for the year 2012 have been determined based on valuation performed by an accredited independent appraiser. The valuation has been made on the assumption to sell the property interests on the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement which would serve to increase the value of the property interests.

Account Receivables and allowance for doubtful accounts

Accounts receivables are stated at face value less any allowance for doubtful accounts. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make the required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, customer financial condition, past transaction history with the customer, current economic industry trends, and changes in customer payment terms.

Lease obligations

In accordance with ASC 840, “Leases”, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capitalized lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out above under property, plant and equipment.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Revenue Recognition

Revenue represents the invoiced value of goods sold, net of value added tax and returns, invoiced value on distribution activities, and service fee income on installation activities. Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. The following specific recognition criteria must also be met before revenue is recognized.

Sales of manufactured goods and distributed products

The Company recognizes revenue from the sale of manufactured goods and distributed products upon passage of title to the customer that coincides with their delivery and acceptance. These revenue recognition are recognized in accordance with SEC Staff Accounting Bulletin (SAB) No. 104. The Company recognizes its revenue of sale of distributed products at gross as the Company is the primary obligor in the transaction.

The Company classifies shipping and handling costs incurred within cost of sales.

Supply, Delivery and Installation

The Company recognizes revenue from installation activities using the percentage-of-completion method, based on the customer certification of the distance of cable laid with respect to the estimated total contract revenue, and in accordance with ASC 605-35, “Revenue Recognition-Construction-Type and Production-Type Contracts”. The timing of revenue recognition of cable sales and installation services are substantially identical.

When the current estimates of total contract revenue and contract cost indicate a loss, a provision for the entire loss on the contract shall be made. The recognition of provision for losses shall be in the period in which they become evident.

Bill-and-hold arrangements

The Company recognizes revenue of sale of cables under bill-and-hold arrangements requested by certain customers in Thailand, in accordance with SAB 104.

As at December 31, 2010, 2011 and 2012, the revenue recognized under bill-and-hold arrangements where the cables were yet delivered was $17.9 million, $5.8 million and $nil, respectively.

Customers’ incentive

The Company offers sales incentives in connection with power cable sales to wholesalers and distributors. These incentives include both rebates offered to customers for purchasing a certain volume of product during the year and settlement discounts for early payment of sales invoices. However, maximum amount is recorded if there is no reliable basis to measure a lower expected amount. Both forms of incentives are recognized as a reduction to gross sales.

For the past five years up to December 31, 2012, customers only claim for rebates and the Company only allows such claims based on the amount to which they are legally entitled, instead of the potential maximum amount (i.e. amount payable for the highest volume targets) without exceptions. The Companyreviewed rebate provision balances arising in 2011 and earlier that remained unclaimed as of December 31, 2012. As the policy has been strictly enforced for the past five years, the Company has established sufficient historical fact pattern to conclude that the likelihood that such customers will claim and receive the excess above their legal entitlement in the future is remote and the Companywill continue to strictly enforce the policy. As a result, the wrote back such rebates and accounted for this as a change in estimate of accrued rebates. The reversal of the accrued rebate amounting to $2,422 in 2012, of $2,116 was related to 2008 to 2011 accrued rebate.

Foreign Currency Translation and Transactions

The functional currency of the Company is U.S. Dollars and the functional currency of the Company’s international subsidiaries is generally the local currencyor U.S. Dollars.For these subsidiaries, the Company translates the assets and liabilities at exchange rates in effect at the balance sheet date and income and expense accounts at average exchange rates during the year. Resultingcurrency translation adjustments are recorded directly toaccumulated other comprehensive income within shareholders’ equity.

Foreign currency transactions are recorded at the applicable rates of exchange in effect at the transaction dates. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasuredat the applicable rates of exchange in effect at that date. Gains and losses from foreign currency transactions are recorded in the consolidated statements of operations.

Foreign Currency Forward Contracts

The Company recognizes derivative financial instruments in the consolidated financial statements at fair value regardless of the purposes or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in income or in shareholders’ equity as a component of comprehensive income depending on whether the derivative financial instruments qualify for hedge accounting, and if so, whether they qualify as a fair value or cash flow hedge.

Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in the fair value of the hedged items that relate to the hedged risks. Changes in fair value of derivatives accounted for as cash flow hedges, to the extent they are effective as hedges, are recorded in other comprehensive income net of taxes. Changes in fair value of derivatives used as hedges of the net investment in foreign operations are reported in other comprehensive income as part of the cumulative translation adjustment. Changes in fair values of derivatives not qualifying as hedges are reported in the consolidated statements of operations.

The Company’s subsidiaries use forward foreign exchange contracts to reduce their exposure to foreign currency risk for liabilities denominated in foreign currency. A forward foreign exchange contract obligates the Company to exchange predetermined amounts of specified foreign currencies at specified exchange rates on specified dates or to make an equivalent U.S. dollar payment equal to the value of such exchange. Realized and unrealized gains and losses on foreign exchange contracts are included as foreign exchange gains or losses in the consolidated statements of operations as such contracts do not qualify for hedge accounting.

As of December 31, 2011 and 2012, the Company had outstanding forward exchange contracts with notional values of $2,317 and $nil, respectively. The outstanding forward exchange contracts as of December 31, 2011 matured on January 16, 2012. The Company records these contracts at fair value with the related gainsof $nil, $64 and $nil, for the years ended December 31, 2010, 2011 and 2012, respectively in the consolidated statements of operations.

Earnings (Loss) Per Share	Basic and diluted earnings (loss) per share are calculated in accordance with ASC 260, “Earnings Per Share”. There are no dilutive equity instruments for all periods presented.
Comprehensive Income

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net income (loss), currency translation adjustment, defined benefit pension plan and unrealized loss on sales of available-for-sale securities and is presented in the consolidated statement of operations and comprehensive income (loss). The Company adopted Accounting Standards Update (“ASU”) No. 2011-05 (“ASU 2011-05”), “Comprehensive Income (Topic 220), Presentation of Comprehensive Income”, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive income (loss) in two separate statements. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Contigent Liability

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate,(ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different  jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Fair Value Measurements

The Company has adopted the provisions of ASC 820, “Fair Value Measurements and Disclosures” for financial assets and liabilities. Under ASC 820,the fair value is defined as the price that would have been received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

• Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

• Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

• Level 3 - Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, accountsreceivable, short-term loans, accountspayable,and related party balances approximate their fair value due to the short-term maturities of such instruments.

Treasury Shares

On August 28, 2012 the Company's board of directors authorized a share capital repurchase program for its common shares over the next twelve months. The Company repurchases its common shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity in accordance with ASC 505-30, “Treasury Stock”. During the year ended December 31, 2012, the Company repurchased a net total of 1,900 shares of common shares and the total cost is $6.Except for the shares repurchased as described above, there were no movements in the number of outstanding shares for all years presented.

Recent Pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU No. 2013-02, “Comprehensive Income (Topic 220)” (“ASU 2013-02”) to improve the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”). This ASU sets requirements for presentation for significant items reclassified to net income in their entirety during the period and for items not reclassified to net income in their entirety during the period. It requires companies to present information about reclassifications out of accumulated other comprehensive income AOCI in one place and to present reclassifications by component when reporting changes in AOCI balances. The modifications to ASC 220 “Comprehensive Income”resulting from the issuance of ASU 2013-02 are effective for fiscal years beginning after December 15, 2012 and interim periods within those years. Early adoption is permitted. The adoption of ASU 2013-02 on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In March 2013, the Financial Accounting Standards Board issued ASU No. 2013-05, “Foreign Currency Matters (Topic 830)”(“ASU 2013-05”) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets with in a Foreign Entity or ofan Investment in a Foreign Entity . This ASU specifies that a cumulative translation adjustment (“CTA”) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings upon sale of the investment. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. CTA would be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition). The adoption of ASU 2013-05 on January 1, 2014 is not expected to have a material impact on the Company’s consolidated financial statements.

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Subsidiaries and equity investee of Company

The subsidiaries of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The British Virgin Islands

Asia Pacific Wire & Cable General Holdings Ltd	100%	100%

PRC (APWC) Holding Ltd.	100%	100%

Samray Inc.	100%	100%

Siam (APWC) Holdings Ltd.	100%	100%

Moon View Ltd.	100%	100%

Trigent Investment Holdings Limited	100%	100%

Crown Century Holdings Ltd.	100%	100%

Singapore

Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.3%	98.3%

Sigma-Epan International Pte Ltd. (“Sigma-Epan”)	100%	100%

Epan Industries Pte Ltd.	100%	100%

Epan Data-Comm System Pte Ltd	100%	100%

Singvale Pte Ltd	100%	100%

Malaysia

Elecain Industry Sdn. Bhd.	92.6%	92.6%

Sigma-Epan Malaysia Sdn. Bhd.	100%	100%

The People’s Republic of China

Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	95.80%	100%

Shanghai Yayang Electric Co., Ltd.	54.41%	54.41%

Pacific Electric Wire & Cable (Shenzhen) Co., Ltd (“PEWS”)	100%	100%

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
Hong Kong

Crown Century Holdings Limited (“CCH (HK)”)	100%	100%

Australia

Australia Pacific Electric Cable Pty Limited (“APEC”)	99.40%	99.40%

Thailand

Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”)*	50.93%	50.93%

Siam Pacific Electric Wire & Cable Company Limited (“Siam-Pacific”)	50.93%	50.93%

Double D Cable Company Limited (“Double D”)	0%	50.93%
(pre- operating stage)

Hard Lek Limited (“Hard Lek”)	73.98%	73.98%

APWC (Thailand) Co., Ltd	99.48%	99.48%

PEWC (Thailand) Co., Ltd	99.48%	99.48%

CTW Beta Co. Ltd.	50.89%	50.89%

Siam Fiber Optics Co. Ltd	30.56%	30.56%

* Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

ii) The equity investees of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The People’s Republic of China

Shandong Huayu Pacific Fiber Optics Communications Co., Ltd. (“Shandong Huayu”)	48.73%	48.73%

Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	25.00%	25.00%

Thailand

Siam Pacific Holding Company Limited (“SPHC”)	49.00%	49.00%

Loxley Pacific Co., Ltd. (“Lox Pac”)	21.39%	21.39%

Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Note 4 - Summary Of Significant Accounting Policies Tables
Property, Plant and Equipment

Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the respective lease term, whichever is shorter, as follows:

Land	Nil
Land use rights	15 - 50 years
Buildings	5 - 30 years
Machinery and equipment	5 - 10 years
Motor vehicles	3 - 10 years
Office equipment	3 - 10 years

Note 5 - SHORT-TERM BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Note 5 - Short-Term Bank Deposits Tables
SHORT-TERM BANK DEPOSITS
	As of December 31
	2011	2012

Unrestricted short-term bank deposits	$2,529	$6,210
Restricted short-term bank deposits	12,024	11,217

	$14,553	$17,427

Note 6 - GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Note 6 - Goodwill Tables
Carrying amount of goodwill

Goodwill of $8,801 as of December 31, 2010 relating to the manufactured products segment and the changes in the carrying amount of goodwill are as follows:

Balance as of December 31, 2011	$–
Disposal of a subsidiary
Impairment charge

Balance as of December 31, 2012	$–

Note 7 - INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Note 7 - Investments Tables
Summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities disclosure

A summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities disclosed above was as follows:

	December 31,
	2011	2012

Available-for-sale equity securities	$–	$–
Held-to-maturity debt securities	–	2,378

Short-term investments	–	2,378

Held-to-maturity debt securities	$–	$360
Equity securities in privately-held companies (cost method)	618	642

Long-term investments	618	1,002

Total investments	$618	$3,380

summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities

A summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities was as follows:

			Investment carrying value at
			December 31,
Nature	Contracted maturity	Interest rate	2011	2012

Fixed maturities	Two weeks to one month	3% to 4%	$–	$2,378
Subordinated debentures	10 years	4.375%	–	360

Total Held-to-maturity			–	$2,738

Note 8 - BANK LOANS AND OVERDRAFTS (Tables)	12 Months Ended
Dec. 31, 2012
Note 8 - Bank Loans And Overdrafts Tables
Bank loans and overdrafts

Bank loans and overdrafts consist of the following:

	As of December 31,
	2011	2012
Bank loans and overdrafts	$ 13,886	$ 23,844
Trust receipts	38,927	34,001
Total bank loans and overdrafts	$ 52,813	$ 57,845

Note 9 - EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Note 9 - Earnings Loss Per Share Tables
Basic and diluted earnings (loss)

The following table sets forth the computation of basic and diluted earnings (loss) attributable to common shareholders per share:

	Years ended December 31,
	2010	2011	2012
Numerator:
Income (loss) attributable to APWC from continuing operations	$14,142	$(6,832)	$12,486
Income (loss) attributable to APWC from discontinued operations	(2)	1,393	–
Net income (loss) attributable to APWC	$14,140	$(5,439)	$12,486
Denominator (in number of shares):
Weighted-average common shares outstanding - basic and diluted	13,830,769	13,830,769	13,828,869
Earnings (loss) per share - basic and diluted
Continuing operations	$1.02	$(0.49)	$0.90
Discontinued operations	(0.00)	0.10	0.00
Total earnings (loss) per share - basic and diluted	$1.02	$(0.39)	$0.90

Note 10 - VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Note 10 - Valuation And Qualifying Accounts Tables
Valuation of qualifying accounts

Description	Balance at beginning of year	Net charge (credit) to income	Deduction	Currency translation adjustment	Balance at end of year
Year ended December 31, 2010:
Allowance for doubtful accounts	$8,694	$(1,317)	$(1,063)	$572	$6,886
Inventory impairment
- Lower of cost or market	3,214	(2,219)	–	201	1,196
- Obsolescence	781	245	–	93	1,119
Allowance for deferred tax assets	2,489	2,460	–	(132)	4,817
	$15,178	$(831)	$(1,063)	$734	$14,018
Year ended December 31, 2011:
Allowance for doubtful accounts	$6,886	$(1,555)	$(664)	$(53)	$4,614
Inventory impairment
- Lower of cost or market	1,196	1,725	(888)	(14)	2,019
- Obsolescence	1,119	268	–	(81)	1,306
- Charges related to flooding	–	3,572	–	(130)	3,442
Allowance for deferred tax assets	4,817	(3,942)	–	–	875
	$14,018	$68	$(1,552)	$(278)	$12,256
Year ended December 31, 2012:
Allowance for doubtful accounts	$4,614	$(720)	$(1,425)	$111	$2,580
Inventory impairment
- Lower of cost or market	2,019	1,157	(3,945)	1,025	256
- Obsolescence	1,306	419	(336)	(16)	1,373
- Charges related to flooding	3,442	60	(3,023)	11	490
Allowance for deferred tax assets	875	466	–	–	1,341
	$12,256	$1,382	$(8,729)	$1,131	$6,040

Note 11 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Note 11 - Income Taxes Tables
Pre-tax income (loss) from continuing operations

Pre-tax income (loss) from continuing operations was taxed in the following jurisdictions:

	Year ended December 31,
	2010	2011	2012

Thailand	$24,750	$8,760	$23,265
Singapore	1,671	(80)	2,235
Australia	2,176	3,130	5,426
The People’s Republic of China	6,921	985	(142)
Myanmar	–	–	279
Others	(3,665)	(12,101)	(2,212)

	31,853	694	28,851

Equity investees
Thailand	–	–	(2)
The People’s Republic of China	(21)	(58)	(19)

	$31,832	$636	$28,830

Components of the provision (benefit) for income taxes

	Year ended December 31,
	2010	2011	2012

Allocated to net income (loss)

Current:
Thailand	$ 4,069	$ 4,869	$ 4,442
Singapore	–	–	382
PRC	1,324	679	149
Australia	956	1,291	1,069
Total current	6,349	6,839	6,042

Deferred:
Thailand	170	(1,446)	1,583
Singapore	59	(154)	512
PRC	197	(43)	(192)
Australia	(262)	(316)	438
Total deferred	164	(1,959)	2,341
The benefits of operating loss carried forwards	(72)	(314)	–
	$ 6,441	$ 4,566	$ 8,383
Allocated to other comprehensive income (loss)	$ 84	$ –	$ (1,045)

Reconciliation of the statutory tax rate and effective tax rate

The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	Year ended December 31,
Income tax at statutory tax rate in:	2010	2011	2012

Tax provision at statutory rate (30%)	$9,608	$191	$6,631

Foreign income taxed at different rate	881	1,350	695
Expenses not deductible for tax purpose Impairment of goodwill not deductible for tax	1,684 –	753 2,637	169 –
Written-off deferred tax assets arising from liquidation of a subsidiary	–	3,633	–
Reversal of valuation allowance arising from liquidation of a subsidiary	–	(3,633)	–
Utilization of prior year tax losses	(6,186)	–	–
Changes in valuation allowance	2,473	(291)	466
Written-off deferred tax	215	-	184
Tax exempt on income	(2,583)	(1,453)	(26)
Difference due to effect of tax holidays	(583)	–	–
Unrecognized tax benefits	354	1,026	34
Deferred tax liability arising from undistributed earnings	578	193	429
Effect of temporary tax rate changes on deferred tax assets	–	862	408
Return to provision adjustment	–	–	(8)
Others	–	(702)	(607)

Total tax income for the year	$6,441	$4,566	$8,383

Deferred tax liabilities and assets

Deferred tax liabilities and assets comprised the following:

	As of December 31
	2011	2012

Deferred tax liabilities:

Outside basis differences	$(2,172)	$(2,650)

Total deferred tax liabilities	(2,172)	(2,650)

Deferred tax assets:
Unused tax losses	1,181	1,140
Allowance for doubtful accounts	682	372
Inventory impairment	744	359
Allowance for impairment in investment	933	913
Rebates and other accrued liabilities	1,980	1,299
Unpaid retirement benefits	854	660
Charges related to flooding	874	8
Deferred revenue and cost of sales	320	625
Actuarial gain (loss)		1,045
Unabsorbed depreciation	320	960

Total deferred tax assets	7,568	7,381
Valuation allowance for deferred tax assets (note 10)	(875)	(1,341)

Total deferred tax assets	6,693	6,040

Net deferred tax assets	$4,521	$3,390

Amount of deferred tax liabilities and assets

The amount of deferred tax liabilities and assets at December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012

Gross current deferred tax liabilities	$(49)	$(63)

Gross current deferred tax assets	5,234	3,282
Valuation allowance for deferred tax assets	–	(85)

	5,234	3,197

Net current deferred tax assets	5,185	3,134

Gross non-current deferred tax liabilities	(2,123)	(2,587)

Gross non-current deferred tax assets	2,334	4,099
Valuation allowance for deferred tax assets	(875)	(1,256)

	1,459	2,843

Net non-current deferred tax assets	(664)	256

Net deferred tax assets	$4,521	$3,390

Deferred tax liabilities and assets accompanying consolidated balance sheets

The deferred tax liabilities and assets are presented in the accompanying consolidated balance sheets as follows:

	As of December 31,
	2011	2012

Current
Deferred tax assets	$5,185	$3,134

Total current	5,185	3,134

Non-current
Deferred tax assets	517	2,475
Deferred tax liabilities	(1,181)	(2,219)

Total non-current	(664)	256

Net deferred tax assets	$4,521	$3,390

Future taxable income

As of each of December 31, 2012 and 2012, the Company has available unused net operating losses that may be applied against future taxable income and that expire as follows:

Date of expiration	2011	2012

2011	$–	$–
2012	656	–
2013	461	477
2014	853	864
2015	356	361
2016	839	856
2017	–	1,661
No expiration	1,801	–
	$4,966	$4,219

Unrecognized tax benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Change in Uncertain Tax Positions	As of December 31,
	2010	2011	2012
Balance at January 1	$2,198	$2,332	$2,640
Additions based on tax positions related to the current year	134	308	–
Additions for tax positions of prior years	–	–	–
Settlements	–	–	–
Decrease due to lapses in statute of limitions	–	–	(338)

Balance at December 31	$2,332	$2,640	$2,302

Component of income tax expense

The amount of related interest and penalties the Company have provided as of the dates listed below were:

	As of December 31,
	2010	2011	2012
Accrued interest on unrecognized tax benefits	$1,373	$1,783	$2,143
Accrued penalties on unrecognized tax benefits	1,948	2,256	2,284

Total accrued interest and penalties on Unrecognized tax benefits	$3,321	$4,039	$4,427

Note 12 - VALUE ADDED TAX (VAT) (Tables)	12 Months Ended
Dec. 31, 2012
Note 12 - Value Added Tax Vat Tables
Future minimum payments under capital leases and non-cancellable operating leases

Future minimum payments under capital leases and non-cancellable operating leases with initial terms of one year or more consisted of the following as of December 31, 2012:

	Capital Leases	Operating Leases

2013	$179	$1,033
2014	47	682
2015	30	276
2016	5	187
2017	–	186
Thereafter	–	2,317

Net minimum lease payments	$261	$4,681

Less: amount representing interest	(18)

Present value of net minimum lease payments	$243
Less: non-current portion included in other non-current liabilities	(76)

Current portion included in other current liabilities	167

Rental expense
Rental expense consisted of the following:

	2010	2011	2012

Rentals under operating leases	$937	$911	$1,196

Note 13 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2012
Note 13 - Accumulated Other Comprehensive Income Loss Tables
Accumulated other comprehensive income (loss)

The changes in the balances of each component of accumulated other comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Currency translation adjustment	Defined benefit pension plan	Unrealized loss on available-for-sale securities and others	Total

Balance at January 1, 2010	$ (9,660)	$ (68)	$ (467)	$ (10,195)
Current-period other comprehensive income (loss)	12,027	(472)	(74)	11,481
Balance at December 31, 2010	$ 2,367	$ (540)	$ (541)	$ 1,286

Current-period other comprehensive loss	(931)	(69)	–	(1,000)
Balance at December 31, 2011	$ 1,436	$ (609)	$ (541)	$ 286

Current-period other comprehensive income (loss)	5,834	(696)	–	5,138
Balance at December 31, 2012	$ 7,270	$ (1,305)	$ (541)	$ 5,424

Note 14 - COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Note 14 - Commitments And Contingencies Tables
Future minimum payments under capital leases

Future minimum payments under capital leases and non-cancellable operating leases with initial terms of one year or more consisted of the following as of December 31, 2012:

	Capital leases	Operating leases

2013	$ 179	$ 1,033
2014	47	682
2015	30	276
2016	5	187
2017	–	186
Thereafter	–	2,317

Net minimum lease payments	$ 261	$ 4,681

Less: amount representing interest	(18)

Present value of net minimum lease payments	$ 243
Less: non-current portion included in other non-current liabilities	(76)
Current portion included in other current liabilities	$ 167

Rental expense	Rental expense consisted of the following:
	Year ended December 31,
	2010	2011	2012

Rentals under operating leases	$ 937	$ 911	$ 1,196

Note 15 - FLOODING IN THAILAND (Tables)	12 Months Ended
Dec. 31, 2012
Note 15 - Flooding In Thailand Tables
Flood related charges

The following table summarizes the flood related charges for the year ended December 31, 2011 and 2012:

	As of December 31
	2011	2012

Inventory write-down	$3,572	$–
Property, plant and equipment impairment	25	–
Repairing charges	350	888

Total charges	$3,947	$888

Note 18 - RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Note 18 - Related Party Balances And Transactions Tables
Related party Transaction Company's Operating Subsidiaries

Fujikura Limited is a shareholder of one of the Company’s Operating Subsidiaries in Thailand.

	December 31,
	2011	2012

Due from:
PEWC	$1,797	$542
PEWC, Singapore Branch	1,071	1,101
Italian-Thai Development Public Company Limited (“Italian-Thai”) and its affiliates	1,180	2,096
SPHC	1,179	327
Shandong Yanggu Wire & Cable Corp Ltd (“Shandong Yanggu”)	–	–
Others	–	–
	$5,227	$4,066

Due to:
PEWC	$9,490	$7,513
PEWC, Singapore Branch	893	892
PEWC Singapore Co. (Pte) Ltd.	1,276	1,185
Shandong Yanggu	–	–
Fujikura Limited	184	226
Thai Metal Processing Co., Ltd.	60	119
SPHC	2,384	1,493
Shandong Huayu	406	–
	$14,693	$11,428

Short-term loan from:
Moon View Ventures Limited (“Moon View”)	$1,732	$195
	$1,732	$195

Related party transactions

The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012

Purchases of copper from PEWC	$42,236	$44,466	$21,443
Purchases of power cables from PEWC	3,846	7,164	8,705
Purchases of raw materials from Thai Metal Processing Co. Ltd	1,153	1,139	1,340
Purchases of goods from PEWC	210	320	378
Purchases of goods from Fujikura Limited	2,536	1,348	1,074
Purchases of machinery from PEWC	–	–	203
Sales to Italian Thai and its affiliates	3,741	3,663	2,563
Sales to PEWC	65	–	106

Interest expense paid to PEWC	–	–	–
Interest expense paid to PEWC Singapore Co. (Pte) Ltd	14	13	14
Interest income from Italian Thai Development Public Co Ltd		–	–
Management fee paid to PEWC	204	239	388
Management fee received from PEWC	–	19	19
Management fee received from PEWC, Singapore Branch	14	14	15
Management fee received from Italian Thai Development Public Co., Ltd	34	–	–
Dividend income from Thai Metal Processing Co. Ltd.	106	–	109

Information technology service fee paid to PEWC	35	38	136

Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Note 19 - Defined Contribution And Benefit Plans Tables
Compensation Retirement Benefits Actuarial valuation

The following table sets forth the Plan’s funded status and pension amounts recognized as at December 31, 2010, 20111 mer accounted form 10% of eased from 95.8% to 100%.insd)ch to completely pay off the term loan by end of February 2013. o2011 and 2012 based on the latest actuarial valuation:

	2010	2011	2012

Change in benefit obligation:
Benefit obligation at beginning of year	$2,012	$2,761	$2,935
Foreign currency translation adjustments	285	(136)	110
Service cost	302	181	192
Interest cost	223	106	128
Benefits paid	(61)	(219)	(1,038)
Actuarial loss	–	244	153
Prior service cost	–	–	2,973
Curtailment	–	(2)	–
Other adjustment	–	–	387
Benefit obligation at end of year	$2,761	$2,935	$5,840

Change in plan assets:
Fair value of plan assets at beginning of year	$–	$–	$–
Employer’s contribution
Fair value of plan assets at end of year	$–	$–	$–
Funded status	$(2,761)	$(2,935)	$(5,840)
Unrealized net transition obligation	–	–	–
Unrecognized net actuarial loss (gain)	–	–	–
Accrued benefit cost	$(2,761)	$(2,935)	$(5,840)

Components of net periodic benefit cost:
Service cost	$302	$181	$192
Interest cost	223	106	128
Amortizations of:
Unrecognized net prior service cost (credit)	(8)	(8)	(7)
Unrecognized actuarial loss	22	9	151
Other adjustment	–	–	387
Net periodic benefit cost	$539	$288	$851

Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	$669	$602	$748
Prior service (credit) cost	(129)	7	2,862
Total recognized in other comprehensive loss	$540	$609	$3,610

Assumptions used in actuarial present value of the projected benefit obligations

The significant assumptions used in determining the actuarial present value of the projected benefit obligations as of December 31, 2011 and 2012 are as follows:

	2011	2012
Discount Rate	4.2%	4.0%
Rate of Increase in Compensation Levels	6.0% - 8.00%	6.0%
Employee turnover rates:-
Prior to age 35	4.0% - 15.0%	4.0% - 15.0%
Age 35 to 50	2.0% - 7.0%	2.0% - 7.0%
Age 51 to 60	0.0% - 2.0%	0.0% - 2.0%

Future expected service pension benefit payments

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year ended December 31
2013	$453
2014	21
2015	619
2016	254
2017	301
2018 - 2022	2,248
$3,896

Note 20 - DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Note 20 - Discontinued Operations Tables
Results from discontinued operations

Results from discontinued operations related to SPFO for the years ended December 31, 2009 and 2010 and period ended November 30, 2011 are as follows:

	Year ended December 31,
	2009	2010	2011

Net sales	$35,993	$22,736	$30,210
Cost of sales	(30,244)	(18,072)	(25,111)
Gross profit	5,749	4,664	5,099
Selling, general and administrative expenses	(4,456)	(3,545)	(4,809)
Recovery of doubtful accounts	752	377	68
Income from discontinued operations	2,045	1,496	358
Exchange gain, net	20	-	-
Interest income	-	110	129
Interest expenses	(1,000)	(1,197)	(1,336)
Other income (expenses)	85	37	(38)
Income (loss) before income tax	1,150	446	(887)
Gain on disposal of SPFO	-	-	1,962
Income from operations of discontinued SPFO	1,150	446	1,075
Income tax	(697)	(450)	(229)
Net income (loss) of discontinued operations	$453	$(4)	$846
Net income (loss) attributable to non-controlling interests	222	(2)	(547)
Net income (loss) attributable to APWC	231	(2)	1,393

Transactions undertaken with related parties

The transactions undertaken with related parties are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Purchases of goods from Shandong Yanggu	–	17	317
Sales to Shandong Yanggu	–	96	536
Sales to SPRC	–	160	157
Interest expense paid to Shandong Yanggu	–	63	–
Management fee paid to Shandong Yanggu	–	–	387

Note 21 -SEGMENT FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Note 21 -Segment Financial Information Tables
Measurement of Segment Profit or Loss and Segment Assets

Description of Products by Segments

In accordance with ASC 280, “Segment Reporting”, the chief operating decision maker has been identified as the chief operating officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. According to the management approach, the Company currently operates in three operating segments: (1) manufacturing of wire and cable products (“Manufactured products”), (2) distribution of copper and cable products manufactured by PEWC and third party suppliers (“Distributed products”) and (3) SDI.

         Measurement of Segment Profit or Loss and Segment Assets

         The Company evaluates performance and allocates resources based on gross profit. The accounting policies of the reportable segments, including transactions entered between reportable segments, are the same as those described in the summary of significant accounting policies.

	Year ended December 31,
	2010	2011	2012

Revenues

Revenues from external customers:
Manufactured products	$ 396,059	$ 429,474	$ 401,023
Distributed products	26,935	25,500	54,797
Supply, delivery and installation of wires and cables	23,600	16,972	6,445
Total revenues from external customers	$ 446,594	$ 471,946	$ 462,265

Intersegment revenues:
Manufactured products	$ 3,143	$ 3,283	$ –
Distributed products	9,898	13,960	12,449
Total intersegment revenues	$ 13,041	$ 17,243	$ 12,449

Total segment revenues	$ 459,635	$ 489,189	$ 474,714

Reconciling item
Elimination of intersegment revenues	(13,041)	(17,243)	(12,449)
Total revenues	$ 446,594	$ 471,946	$ 462,265

	Year ended December 31,
	2010	2011	2012
Segment profit
Manufactured products	$ 53,429	$ 42,876	$ 44,665
Distributed products	1,378	2,955	3,361
SDI	242	57	(1,015)
Inventory impairment	1,974	(1,993)	4,804
Total segment profit	$ 57,023	$ 43,895	$ 51,815

Reconciling items
Corporate and other expenses	(28,371)	(42,079)	(32,984)
Exchange gain (loss)	3,041	(1,346)	2,398
Interest income	492	1,409	1,555
Recovery of loss from flooding	-	-	4,762
Gain on liquidation of a subsidiary	-	-	279
Interest expense	(1,364)	(2,217)	(2,195)
Share of net loss of equity investees	(21)	(58)	(21)
Other income	1,032	1,032	1,684
Income from continuing operations before income taxes	$ 31,832	$ 636	$ 27,293

	As of December 31,
	2011	2012
Segment assets
Manufactured products	$ 326,960	$ 362,092
Distributed products	4,369	16,711
SDI	357	257
Total segment assets	$ 331,686	$ 379,060

Reconciling items
Corporate and other assets	1,168	5,910
Investment in equity investee companies	4,435	4,414
Total assets	$ 337,289	$ 389,384

	Year ended December 31,
	2010	2011	2012
Expenditures for additions to long-lived assets
Manufactured products	$ 3,650	$ 8,775	$ 10,922
Distributed products	–	–	–
SDI	–	–	–
Corporate	3	113	15
Total expenditure for additions to long-lived assets	$ 3,653	$ 8,888	$ 10,937

	Year ended December 31,
	2010	2011	2012

Depreciation expenses
Manufactured products	$ (6,474)	$ (6,014)	$ (4,918)
Distributed products	–	–	–
SDI	–	–	–
Corporate	(14)	(52)	(57)
Depreciation expenses of continuing operations	$ (6,488)	$ (6,066)	$ (4,975)
Depreciation expenses of discontinued operations	(369)	(396)	–
Total depreciation expenses	(6,857)	(6,462)	(4,975)

Impairment loss of long-lived assets and goodwill
Manufactured products	$ –	$ (8,816)	$ (22)
Distributed products	–	–	–
SDI	–	–	–
Corporate	–	–	–
Total impairment loss	$ –	$ (8,816)	$ (22)

Interest income
Manufactured products	$ 454	$ 1,305	$ 1,421
Distributed products	27	81	65
SDI	11	3	1
Corporate	–	20	68
Total interest income of continuing operations	$ 492	$ 1,409	$ 1,555

Interest expense
Manufactured products	$ (1,203)	$ (2,050)	$ (2,017)
Distributed products	(73)	(88)	(120)
SDI	(39)	(39)	(11)
Corporate	(49)	(40)	(47)
Total interest expense of continuing operations and discontinuing operations	$ (1,364)	$ (2,217)	$ (2,195)

         There is no sales of 10% or more of the total revenue to a single customer for the year ended 2010, 2011 and 2012.

Geographic Area Data

         Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from external customers
Continuing operations
Thailand	$ 165,191	$ 176,011	$ 167,762
Singapore	70,154	86,474	93,285
Australia	46,288	61,457	64,402
PRC	146,529	138,970	120,763
Vietnam	9,752	5,106	6,366
Southeast Asia	8,680	3,928	7,376
Northeast Asia	–	–	2,311

	$ 446,594	$ 471,946	$ 462,265
Revenue from discontinued operations	$ 22,736	$ 30,210	$ –

Countries in the Southeast Asia region include:

-        - Cambodia, Indonesia, India, Laos, Malaysia and Myanmar

Countries in the Northeast Asia region include:

-            - Japan and South Korea

Long-lived assets by the country of domicile are summarized as follow:

	As of December 31,
	2010	2011	2012
Long-lived assets by area:
Thailand	$ 27,928	$ 19,894	$ 23,360
Singapore	8,987	10,339	10,474
Australia	3,520	6,119	6,035
PRC	12,261	6,500	10,487
Others	8	62	40
Total long-lived assets	$ 52,702	$ 42,914	$ 50,396

Revenue from external customers

Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from external customers
Continuing operations
Thailand	$165,191	$176,011	$167,762
Singapore	70,154	86,474	93,285
Australia	46,288	61,457	64,402
The People’s Republic of China	146,529	138,970	120,763
Vietnam	9,752	5,106	6,366
Southeast Asia	8,680	3,928	7,376
Northeast Asia	–	–	2,311

	$446,594	$471,946	$462,265

Revenue from discontinued operations	$22,736	$30,210	$–

Long-lived assets by the country of domicile are summarized as follow:
Long-lived assets by area:
Thailand	$27,926	$19,894	$23,360
Singapore	8,987	10,339	10,474
Australia	3,520	6,119	6,035
The People’s Republic of China	12,261	6,500	10,487
Others	8	62	40

Total long-lived assets	$52,702	$42,914	$50,396

Note 22 - SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2012
Note 22 - Summarized Financial Information Of Equity Investees Tables
Summarized financial information, Balance sheet

The following tables present summarized financial information of the Company’s principal equity investees, Lox Pac, SPHC, Shandong Huayu and SPRC.

	As of December 31,
	2011	2012
	Unaudited	Unaudited

Current assets	$54,968	$82,231
Non-current assets	17,961	17,381
Current liabilities	(44,870)	(72,389)
Non-current liabilities	(1,156)	(303)

Total shareholders’ equity	$26,903	$26,920

Summarized financial information, Income statement
	Year ended December 31,
	2010	2011	2012
	Unaudited	Unaudited	Unaudited

Net sales	$44,866	$55,727	$57,467
Gross Profit	10,457	13,543	13,207
Net income (loss)	(1,347)	(1,360)	(959)

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012	Dec. 31, 2011
Asia Pacific Wire Cable General Holdings Ltd
Percentage of equity interest	100.00%	100.00%
PRC (APWC) Holding Ltd.
Percentage of equity interest	100.00%	100.00%
Samray Inc.
Percentage of equity interest	100.00%	100.00%
Siam (APWC) Holdings Ltd.
Percentage of equity interest	100.00%	100.00%
Moon View Ltd.
Percentage of equity interest	100.00%	100.00%
Trigent Investment Holdings Limited
Percentage of equity interest	100.00%	100.00%
Crown Century Holdings Ltd.
Percentage of equity interest	100.00%	100.00%
Sigma Cable Company (Private) Limited (Sigma Cable)
Percentage of equity interest	98.30%	98.30%
Sigma-Epan International Pte Ltd. (Sigma-Epan)
Percentage of equity interest	100.00%	100.00%
Epan Industries Pte Ltd.
Percentage of equity interest	100.00%	100.00%
Epan Data-Comm System Pte Ltd
Percentage of equity interest	100.00%	100.00%
Singvale Pte Ltd (Singvale)
Percentage of equity interest	100.00%	100.00%
Elecain Industry Sdn. Bhd.
Percentage of equity interest	92.60%	92.60%
Sigma-Epan Malaysia Sdn. Bhd.
Percentage of equity interest	100.00%	100.00%
Ningbo Pacific Cable Co., Ltd. (Ningbo Pacific)
Percentage of equity interest	95.80%	100.00%
Shanghai Yayang Electric Co., Ltd. (Shanghai Yayang)
Percentage of equity interest	54.41%	54.41%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd
Percentage of equity interest	100.00%	100.00%
Crown Century Holdings Limited
Percentage of equity interest	100.00%	100.00%
Australia Pacific Electric Cable Pty Limited
Percentage of equity interest	99.40%	99.40%
Charoong Thai Wire and Cable Public Company Limited
Percentage of equity interest	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited
Percentage of equity interest	50.93%	50.93%
Double D Cable Company Limited
Percentage of equity interest	0.00%	50.93%
Hard Lek Limited
Percentage of equity interest	73.98%	73.98%
APWC (Thailand) Co., Ltd
Percentage of equity interest	99.48%	99.48%
PEWC (Thailand) Co., Ltd
Percentage of equity interest	99.48%	99.48%
CTW Beta Co. Ltd.
Percentage of equity interest	50.89%	50.89%
Siam Fiber Optics Co. Ltd
Percentage of equity interest	30.56%	30.56%
Shandong Huayu Pacific Fiber Optics Communications Co., Ltd.
Percentage of equity interest	48.73%	48.73%
Shandong Pacific Rubber Cable Co., Ltd.
Percentage of equity interest	25.00%	25.00%
Siam Pacific Holding Company Limited
Percentage of equity interest	49.00%	49.00%
Loxley Pacific Co., Ltd.
Percentage of equity interest	21.39%	21.39%

Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Land [Member]
Estimated useful lives	0 years
Land use rights [Member] | Minimum [Member]
Estimated useful lives	15 years
Land use rights [Member] | Maximum [Member]
Estimated useful lives	50 years
Buildings [Member] | Minimum [Member]
Estimated useful lives	5 years
Buildings [Member] | Maximum [Member]
Estimated useful lives	30 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives	10 years
Motor vehicles [Member] | Minimum [Member]
Estimated useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Estimated useful lives	10 years
Office Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Estimated useful lives	10 years

Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 4 - Summary Of Significant Accounting Policies Details Narrative
Depreciation expenses	$ 4,975	$ 6,462	$ 6,857
Interest capitalized	67	9
Goodwill impairment charges	0	8,791	0
Carrying amount of goodwill			8,801
Impairement charges available-for-sale investment	0	0	346
Impairment charge	0	25
Bill-and-hold arrangements	4,100	5,800	17,900
Forward exchange purchase contracts outstanding	0	2,317
Forward exchange purchase contracts maturity date		Jan 16, 2012
Fair value of related gains and losses	$ 0	$ 64	$ 0

Note 5 - SHORT-TERM BANK DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Short-Term Bank Deposits Details
Unrestricted short-term bank deposits	$ 6,210	$ 2,529
Restricted short-term bank deposits	11,217	12,024
Short-term bank deposits	$ 17,427	$ 14,553

Note 5 - SHORT-TERM BANK DEPOSITS (Details Narrative)	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Short-Term Bank Deposits Details Narrative
Bank deposits interest rates range from	3.70%	0.30%
Bank deposits interest rates to	2.75%	0.25%

Note 6 - GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 6 - Goodwill Details
Balance as of December 31, 2011		$ 8,801
Disposal of a subsidiary		(949)
Impairment charge	0	8,791	0
Balance as of December 31, 2012			$ 8,801

Note 6 - GOODWILL (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 6 - Goodwill Details Narrative
Goodwill			$ 8,801
Decline in stock price		54.80%
Goodwill impairment charges	$ 0	$ 8,791	$ 0

Note 7 - INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 7 - Investments Details
Available-for-sale equity securities
Held-to-maturity debt securities	2,378
Short-term investments	2,378
Held-to-maturity debt securities	360
Equity securities in privately-held companies (cost method)	642	618
Long-term investments	1,002	618
Total investments	$ 3,380	$ 618

Note 7 - INVESTMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Held-to-maturity	$ 2,738
Investment 1
Nature	Fixed maturities
Contracted maturity	Two weeks to one month
Total Held-to-maturity	2,378
Investment 1 | Minimum [Member]
Interest rate		3.00%
Investment 1 | Maximum [Member]
Interest rate		4.00%
Investment 2
Nature	Subordinated debentures
Contracted maturity	10 years
Interest rate	4.38%
Total Held-to-maturity	$ 360

Note 7 - INVESTMENTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Note 7 - Investments Details Narrative
Gain of interest income	$ 101
Investment in subordinated debentures	360
Debentures fixed rate	4.38%
Debentures maturity date	Ten years but callable after five years
Dividend income	109
Unrealized loss on investments	$ 68

Note 8 - BANK LOANS AND OVERDRAFTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Bank Loans And Overdrafts Details
Bank loans and overdrafts	$ 23,844	$ 13,886
Trust receipts	34,001	38,927
Total bank loans and overdrafts	$ 57,845	$ 52,813

Note 8 - BANK LOANS AND OVERDRAFTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Bangkok Bank Hong Kong	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2012 Open Letters of Credit [Member]	Dec. 31, 2011 Open Letters of Credit [Member]
Line of credit facility maximum borrowing capacity	$ 336,053	$ 316,369
Line of credit					227,147	224,640	144,183	128,409	39,793	49,596
Mortgage of land, buildings, machinery and equipment total carrying amount	16,383	15,792
Pledge of short-term deposits and accounts receivables	11,217	12,024
Trading facility secured by assets	35,338	31,414
Weighted average interest rates on bank loans	3.40%	3.70%	3.60%
Cash loan				14,000
Trade facility				$ 8,000
Cash loan interest rate description				SIBOR (Singapore Inter-bank Borrowing Rate) plus 2.5% for a period of 5.5 years, adjusted quarterly as the SIBOR fluctuates.

Note 9 - EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Income (loss) attributable to APWC from continuing operations	$ 12,486	$ (6,832)	$ 14,142
Income (loss) attributable to APWC from discontinued operations		1,393	(2)
Net income (loss) attributable to APWC	$ 12,486	$ (5,439)	$ 14,140
Denominator (in number of shares):
Weighted-average common shares outstanding - basic and diluted	13,828,869	13,830,769	13,830,769
Earnings (loss) per share - basic and diluted
Continuing operations	$ 0.79	$ (0.49)	$ 1.02
Discontinued operations	$ 0	$ 0.1	$ 0
Total earnings (loss) per share - basic and diluted	$ 0.79	$ (0.39)	$ 1.02

Note 9 - EARNINGS (LOSS) PER SHARE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Shares repurchased	1,900
Income loss from continuing operations attributable to non controlling interests	$ 7,961	$ 2,902	$ 11,249

Note 10 - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 12,256	$ 14,018	$ 15,178
Net charge (credit) to income	1,382	68	(831)
Deduction	(8,729)	(1,552)	(1,063)
Currency translation adjustment	1,131	(278)	734
Balance at end of year	6,040	12,256	14,018
Allowance for doubtful accounts
Balance at beginning of year	4,614	6,886	8,694
Net charge (credit) to income	(720)	(1,555)	(1,317)
Deduction	(1,425)	(664)	(1,063)
Currency translation adjustment	111	(53)	572
Balance at end of year	2,580	4,614	6,886
Inventory impairment Lower of cost or market
Balance at beginning of year	2,019	1,196	3,214
Net charge (credit) to income	1,157	1,725	(2,219)
Deduction	(3,945)	(888)
Currency translation adjustment	1,025	(14)	201
Balance at end of year	256	2,019	1,196
Inventory impairment Obsolescence
Balance at beginning of year	1,306	1,119	781
Net charge (credit) to income	419	268	245
Deduction	(336)
Currency translation adjustment	(16)	(81)	93
Balance at end of year	1,373	1,306	1,119
Allowance for deferred tax assets
Balance at beginning of year	875	4,817	2,489
Net charge (credit) to income	466	(3,942)	2,460
Deduction
Currency translation adjustment			(132)
Balance at end of year	1,341	875	4,817
Inventory impairment Charges related to flooding
Balance at beginning of year	3,442
Net charge (credit) to income	60	3,572
Deduction	(3,023)
Currency translation adjustment	11	(130)
Balance at end of year	$ 490	$ 3,442

Note 10 - VALUATION AND QUALIFYING ACCOUNTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 10 - Valuation And Qualifying Accounts Details Narrative
Inventory write-down		$ 1,725
Copper price	8,000
Impairment charge		$ 3,572

Note 11 - INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax income (loss) from continuing operations	$ 28,851	$ 694	$ 31,853
Pre-tax income (loss) from continuing operations non equity investees	28,830	636	31,832
Thailand
Pre-tax income (loss) from continuing operations	23,265	8,760	24,750
Singapore
Pre-tax income (loss) from continuing operations	2,235	(80)	1,671
Australia
Pre-tax income (loss) from continuing operations	5,426	3,130	2,176
The People's Republic of China
Pre-tax income (loss) from continuing operations	(142)	985	6,921
Myanmar
Pre-tax income (loss) from continuing operations	279
Others
Pre-tax income (loss) from continuing operations	(2,212)	(12,101)	(3,665)
Equity Investees Thailand
Pre-tax income (loss) from continuing operations	(2)
Equity Investees The People's Republic of China
Pre-tax income (loss) from continuing operations	$ (19)	$ (58)	$ (21)

Note 11 - INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Total current	$ 7,019	$ 6,839	$ 6,349
Deferred:
Total deferred	2,341	(1,959)	164
The benefits of operating loss carried forwards		(314)	(72)
Provision (benefit) for income taxes	8,383	4,566	6,441
Allocated to other comprehensive income (loss)	(1,045)		84
Thailand
Current:
Total current	4,442	4,869	4,069
Deferred:
Total deferred	1,583	(1,446)	170
Singapore
Current:
Total current	382
Deferred:
Total deferred	512	(154)	59
The People's Republic of China
Current:
Total current	149	679	1,324
Deferred:
Total deferred	(192)	(43)	197
Australia
Current:
Total current	1,069	1,291	956
Deferred:
Total deferred	$ 438	$ (316)	$ (262)

Note 11 - INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Income Taxes Details 2
Tax provision at statutory rate	$ 6,631	$ 191	$ 9,608
Foreign income taxed at different rate	695	1,350	881
Expenses not deductible for tax purpose Impairment of goodwill not deductible for tax	169	7,532,637	1,684
Written-off deferred tax assets arising from liquidation of a subsidiary		3,633
Reversal of valuation allowance arising from liquidation of a subsidiary		(3,633)
Utilization of prior year tax losses			(6,186)
Changes in valuation allowance	466	(291)	2,473
Written-off deferred tax	184		215
Tax exempt on income	(26)	(1,453)	(2,583)
Difference due to effect of tax holidays			(583)
Unrecognized tax benefits	34	1,026	354
Deferred tax liability arising from undistributed earnings	429	193	578
Effect of temporary tax rate changes on deferred tax assets	408	862
Return to provision adjustment	(8)
Others	(607)	(702)
Total tax income for the year	$ 8,383	$ 4,566	$ 6,441

Note 11 - INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Outside basis differences	$ (2,650)	$ (2,172)
Total deferred tax liabilities	(2,650)	(2,172)
Deferred tax assets:
Unused tax losses	1,140	1,181
Allowance for doubtful accounts	372	682
Inventory impairment	359	744
Allowance for impairment in investment	913	933
Rebates and other accrued liabilities	1,299	1,980
Unpaid retirement benefits	660	854
Charges related to flooding	8	874
Deferred revenue and cost of sales	625	320
Actuarial gain (loss)	1,045
Unabsorbed depreciation	960	320
Total deferred tax assets	7,381	7,568
Valuation allowance for deferred tax assets (note 10)	(1,341)	(875)
Total deferred tax assets	6,040	6,693
Net deferred tax assets	$ 3,390	$ 4,521

Note 11 - INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Income Taxes Details 4
Gross current deferred tax liabilities	$ (63)	$ (49)
Gross current deferred tax assets	3,282
Valuation allowance for deferred tax assets	(85)
Deffered tax assets liabilities Current	3,197	5,234
Net current deferred tax assets	3,134	5,185
Gross non-current deferred tax liabilities	(2,587)	(2,123)
Gross non-current deferred tax assets	4,099	2,334
Valuation allowance for deferred tax assets	(1,256)	(875)
Deffered tax assets liabilities Non Current	2,843	1,459
Net non-current deferred tax assets	256	(664)
Net deferred tax assets	$ 3,390	$ 4,521

Note 11 - INCOME TAXES (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Deferred tax assets	$ 3,134	$ 5,185
Total current	3,134	5,185
Non-current
Deferred tax assets	2,475	517
Deferred tax liabilities	(2,219)	(1,181)
Total non-current	256	(664)
Net deferred tax assets	$ 3,390	$ 4,521

Note 11 - INCOME TAXES (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Income Taxes Details 6
2011
2012		656
2013	477	461
2014	864	853
2015	361	356
2016	856	839
2017	1,661
No expiration		1,801
Operating Loss carryforward	$ 4,219	$ 4,966

Note 11 - INCOME TAXES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Income Taxes Details 7
Change in Uncertain Tax Positions beginning balance	$ 2,640	$ 2,332	$ 2,198
Additions based on tax positions related to the current year		308	134
Additions for tax positions of prior years
Settlements
Decrease due to lapses in statute of limitions	(338)
Change in Uncertain Tax Positions ending balance	$ 2,302	$ 2,640	$ 2,332

Note 11 - INCOME TAXES (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Income Taxes Details 8
Accrued interest on unrecognized tax benefits	$ 2,143	$ 1,783	$ 1,373
Accrued penalties on unrecognized tax benefits	2,284	2,256	1,948
Total accrued interest and penalties on Unrecognized tax benefits	$ 4,427	$ 4,039	$ 3,321

Note 11 - INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate income tax rate	25.00%	24.00%	22.00%
Tax percentage on dividends received		10.00%
Deferred tax assets			$ 3,633
Valuation allowance			100.00%
Unrecognized tax benefits affect the effective tax rate		2,332	2,302
Interest	360	410	74
Penalties	28	308	142
Interest and penalties	$ 4,427	$ 4,039
Singapore
Corporate income tax rate	17.00%	17.00%	17.00%
Thailand
Corporate income tax rate		30.00%	30.00%
Australia
Corporate income tax rate	30.00%	30.00%	30.00%
China
Corporate income tax rate	25.00%	25.00%	25.00%
PEWS
Corporate income tax rate		24.00%	22.00%

Note 12 - VALUE ADDED TAX (VAT) (Details)	12 Months Ended
Dec. 31, 2012
Thailand
Value added tax rates	17.00%
Singapore
Value added tax rates	7.00%
Australia
Value added tax rates	6.00%
China
Value added tax rates	10.00%

Note 13 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, begining	$ 286	$ 1,286	$ 1,286
Current-period other comprehensive income (loss)	5,138	(1,000)	11,481
Balance, ending	5,424	286	1,286
Currency translation adjustment
Balance, begining	1,436	2,367	(9,660)
Current-period other comprehensive income (loss)	5,834	(931)	12,027
Balance, ending	7,270	1,436	2,367
Defined benefit pension plan
Balance, begining	(609)	(540)	(68)
Current-period other comprehensive income (loss)	(696)	(69)	(472)
Balance, ending	(1,305)	(609)	(540)
Unrealized loss on available-for-sale securities
Balance, begining	(541)	(541)	(467)
Current-period other comprehensive income (loss)			(74)
Balance, ending	$ (541)	$ (541)	$ (541)

Note 14 - COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Lease
2013	$ 179
2014	47
2015	30
2016	5
2017
Thereafter
Net minimum lease payments	261
Less: amount representing interest	(18)
Present value of net minimum lease payments	243
Less: non-current portion included in other non-current liabilities	(76)
Current portion included in other current liabilities	167
Operating Lease
2013	1,033
2014	682
2015	276
2016	187
2017	186
Thereafter	2,317
Net minimum lease payments	$ 4,681

Note 14 - COMMITMENTS AND CONTINGENCIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 14 - Commitments And Contingencies Details 1
Rent Expenses under operating leases	$ 1,196	$ 911	$ 937

Note 14 - COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital lease liabilities	$ 199	$ 195
Accumulated depreciation	147	97
Average discount interest rate	4.00%	4.20%	4.80%
Quantity of raw material	22,590 to 28,445 metric tons
Corporate guarantee	10,800	9,700
Corporate guarantee exceeding limit	31,200	26,300
Outstanding bank guarantees	30,900	18,000
Capital commitment	1,400	100
Commitments of repair and maintenance unrelated party	200	100
Commitments of repair and maintenance related party	0	3,100
Shares pledged	161,500,000
Term loan facility	14,000
Trade facilities	8,000
Minimum [Member]
Average discount interest rate	6.50%	6.50%
Commitments to purchase raw materials	184,000
Maximum [Member]
Average discount interest rate	8.77%	8.73%
Commitments to purchase raw materials	$ 231,700

Note 15 - FLOODING IN THAILAND (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Flooding In Thailand Details
Inventory write-down		$ 1,725
Property, plant and equipment impairment		25
Repairing charges	888	350
Total charges	$ 888	$ 3,947

Note 15 - FLOODING IN THAILAND (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Flooding In Thailand Details Narrative
Flood-related charges	$ 888	$ 3,947
Charges related to flooding Deferred tax asset	8	874
Insurance settlement amount	4,800
Interim payment received	$ 3,500
Interim payment discription	SP Pacific expected that the remaining of $1.3 million will be received within six months after the balance sheet date.

Note 17 - CONCENTRATIONS OF RISKS (Details Narrative)	12 Months Ended
Dec. 31, 2012
Note 17 - Concentrations Of Risks Details Narrative
Singapore subsidiary's customer accounted of accounts receivable	10.00%
No single customer accounted for total revenue	10.00%

Note 18 - RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due from related parties	$ 4,066	$ 5,227
Due to related parties	11,428	14,693
PEWC
Due from related parties	542	1,797
Due to related parties	7,513	9,490
PEWC Singapore Branch
Due from related parties	1,101	1,071
Due to related parties	892	893
Italian-Thai and its affiliates
Due from related parties	2,096	1,180
SPHC
Due from related parties	327	1,179
Due to related parties	1,493	2,384
PEWC Singapore Co (Pte) Ltd
Due to related parties	1,185	1,276
Fujikura Limited
Due to related parties	226	184
TMP
Due to related parties	119	60
Shandong Huayu
Due to related parties		406
Moon View Ltd.
Short-term loan from	$ 1,732	$ 1,732

Note 18 - RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expenses	$ 14	$ 13	$ 14
PEWC
Sales	106		65
Interest Expenses
Management fees paid	388	239	204
Management fees received	19	19
Information technology service fees	136	38	35
PEWC | Copper
Purchases	21,443	44,466	42,236
PEWC | Power Cables
Purchases	8,705	7,164	3,846
PEWC | Goods
Purchases	378	320	210
PEWC | Machinery
Purchases	203
TMP
Dividend Income	109		106
TMP | Raw Material
Purchases	1,340	1,139	1,153
Fujikura Limited | Goods
Purchases	1,074	1,348	2,536
Italian Thai And Its Affiliates
Sales	2,563	3,663	3,741
PEWC Singapore Co (Pte) Ltd
Interest Expenses	14	13	14
Italian-Thai and its affiliates
Interest Income
Management fees received			34
PEWC Singapore Branch
Management fees received	$ 15	$ 14	$ 14

Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	$ 2,935	$ 2,761	$ 2,012
Foreign currency translation adjustments	110	(136)	285
Service cost	192	181	302
Interest cost	128	106	223
Benefits paid	(1,038)	(219)	(61)
Actuarial loss	153	244
Prior service cost	2,973
Curtailment		(2)
Other adjustment	387
Benefit obligation at end of year	5,840	2,935	2,761
Change in plan assets:
Fair value of plan assets at beginning of year
Employer's contribution
Fair value of plan assets at end of year
Funded status	(5,840)	(2,935)	(2,761)
Unrealized net transition obligation
Unrecognized net actuarial loss (gain)
Accrued benefit cost	(5,840)	(2,935)	(2,761)
Components of net periodic benefit cost:
Service cost	192	181	302
Interest cost	128	106	223
Amortizations of:
Unrecognized net prior service cost (credit)	(7)	(8)	(8)
Unrecognized actuarial loss	151	9	22
Other adjustment	387
Net periodic benefit cost	851	288	539
Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	748	602	669
Prior service (credit) cost	2,862	7	(129)
Total recognized in other comprehensive loss	$ 3,610	$ 609	$ 540

Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Discount Rate	4.00%	4.20%
Rate of Increase in Compensation Levels	6.00%
Minimum [Member]
Rate of Increase in Compensation Levels		6.00%
Prior to age 29	9.00%	9.00%
Age 30 to 39	4.00%	4.00%
Age 40 to 49	2.00%	2.00%
Age 50 and Above	0.00%	0.00%
Maximum [Member]
Rate of Increase in Compensation Levels		8.00%
Prior to age 29	15.00%	15.00%
Age 30 to 39	7.00%	7.00%
Age 40 to 49	5.00%	5.00%
Age 50 and Above	2.00%	2.00%

Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Note 19 - Defined Contribution And Benefit Plans Details 2
2013	$ 453
2014	21
2015	619
2016	254
2017	301
2018 - 2022	2,248
Total	$ 3,896

Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 19 - Defined Contribution And Benefit Plans Details Narrative
Total expense benefit plans	$ 851	$ 288	$ 539
Total charges of continuing operations	1,233	891	708
Total charges of discontinuing operations		205	138
Accumulated benefit obligations	$ 5,840	$ 2,935
Changed Discount Rate	4.00%	4.20%	4.80%

Note 20 - DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member]	Dec. 31, 2009 Segment, Discontinued Operations [Member]
Net sales	$ 462,265	$ 471,946	$ 446,594	$ 30,210	$ 22,736	$ 35,993
Cost of sales	410,450	428,051	389,571	(25,111)	(18,072)	(30,244)
Gross profit	51,815	43,895	57,023	5,099	4,664	5,749
Selling, general and administrative expenses	32,794	30,760	28,965	(4,809)	(3,545)	(4,456)
Recovery of doubtful accounts	(720)	(1,487)	(940)	68	377	752
Income from discontinued operations				358	1,496	2,045
Exchange gain, net						20
Interest income	1,555	1,409	492	129	110
Interest expenses				(1,336)	(1,197)	(1,000)
Other income (expenses)				(38)	37	85
Income (loss) before income tax	27,293	636	31,832	(887)	446	1,150
Gain on disposal of SPFO				1,962
Income from operations of discontinued SPFO		1,393	(2)	1,075	446	1,150
Income tax	8,383	4,566	6,441	(229)	(450)	(697)
Net income (loss) of discontinued operations				846	(4)	453
Net income (loss) attributable to non-controlling interests	0	846	(4)	(547)	(2)	222
Net income (loss) attributable to APWC				$ 1,393	$ (2)	$ 231

Note 20 - DISCONTINUED OPERATIONS (Details 1) (Related Party, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party
Purchases of goods from Shandong Yanggu	$ 317	$ 17
Sales to Shandong Yanggu	536	96
Sales to SPRC	157	160
Interest expense paid to Shandong Yanggu		63
Management fee paid to Shandong Yanggu	$ 387

Note 21 -SEGMENT FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from external customers	$ 462,265	$ 471,946	$ 446,594
Revenues from Intersegment revenues	12,449	17,243	13,041
Total segment revenues	474,714	489,189	459,635
Elimination of intersegment revenues	(12,449)	(17,243)	(13,041)
Total revenues	462,265	471,946	446,594
Segment profit (loss)	51,815	43,895	57,023
Inventory impairment	(4,804)	1,993	(1,974)
Corporate and other expenses	(33,382)	(42,079)	(28,371)
Exchange gain (loss)	2,226	(1,346)	3,041
Recovery of loss from flooding	4,762	0	0
Gain on liquidation of a subsidiary	279
Interest income	1,555	1,409	492
Interest expense	(2,197)	(2,217)	(1,364)
Other income	6,746	1,032	1,032
Income from continuing operations before income taxes	26,742	636	31,832
Segment assets	379,060	331,686	383,188
Corporate and other assets	5,910	1,168	493
Investment in equity investee companies	4,414	4,435	3,242
Total assets	389,384	337,289	386,923
Expenditures for additions to long-lived assets	10,187	8,888	3,653
Depreciation expenses	4,975	6,462	6,857
Depreciation expenses of continuing operations	(4,975)	(6,066)	(6,488)
Depreciation expenses of discontinued operations		(396)	(369)
Total depreciation expenses	(4,975)	(6,462)	(6,857)
Impairment loss of long-lived assets and goodwill		(8,816)
Interest income of continuing operations	1,555	1,409	492
Interest expense of continuing operations	(2,195)	(2,217)	(1,364)
Share of net loss of equity investees	(21)	(58)	(21)
Manufactured products [Member]
Revenues from external customers	401,023	429,474	396,059
Revenues from Intersegment revenues		3,283	3,143
Segment profit (loss)	44,665	42,876	53,429
Segment assets	362,092	326,960	374,634
Expenditures for additions to long-lived assets	10,172	8,775	3,650
Depreciation expenses	(4,918)	(6,014)	(6,474)
Impairment loss of long-lived assets and goodwill		(8,816)
Interest income of continuing operations	1,421	1,305	454
Interest expense of continuing operations	(2,017)	(2,050)	(1,203)
Share of net loss of equity investees
Distributed products [Member]
Revenues from external customers	54,797	25,500	26,935
Revenues from Intersegment revenues	12,449	13,960	9,898
Segment profit (loss)	3,361	2,955	1,378
Segment assets	16,711	4,369	8,195
Expenditures for additions to long-lived assets
Depreciation expenses
Impairment loss of long-lived assets and goodwill
Interest income of continuing operations	65	81	27
Interest expense of continuing operations	(120)	(88)	(73)
Share of net loss of equity investees
Supply, delivery and installation of wires and cables
Revenues from external customers	6,445	16,972	23,600
Segment profit (loss)	(1,015)	57	242
Segment assets	257	357	359
Expenditures for additions to long-lived assets
Depreciation expenses
Impairment loss of long-lived assets and goodwill
Interest income of continuing operations	1	3	11
Interest expense of continuing operations	(11)	(39)	(39)
Share of net loss of equity investees
Corporate
Expenditures for additions to long-lived assets	15	113	3
Depreciation expenses	(57)	(52)	(14)
Impairment loss of long-lived assets and goodwill
Interest income of continuing operations	68	20
Interest expense of continuing operations	(47)	(40)	(49)
Share of net loss of equity investees	$ (21)	$ (58)	$ (21)

Note 21 -SEGMENT FINANCIAL INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from continuing operations	$ 462,265	$ 471,946	$ 446,594
Revenue from discontinued operations		30,210	22,736
Thailand
Revenue from continuing operations	167,762	176,011	165,191
Singapore
Revenue from continuing operations	93,285	86,474	70,154
Australia
Revenue from continuing operations	64,402	61,457	46,288
ThePeoplesRepublicOfChinaMember
Revenue from continuing operations	120,763	138,970	146,529
Vietnam
Revenue from continuing operations	6,366	5,106	9,752
Southeast Asia
Revenue from continuing operations	7,376	3,928	8,680
Northeast Asia
Revenue from continuing operations	$ 2,311

Note 21 -SEGMENT FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets	$ 50,396	$ 42,914	$ 52,702
Thailand
Long-lived assets	23,360	19,894	27,926
Singapore
Long-lived assets	10,474	10,339	8,987
Australia
Long-lived assets	6,035	6,119	3,520
ThePeoplesRepublicOfChinaMember
Long-lived assets	10,487	6,500	12,261
Others
Long-lived assets	$ 40	$ 62	$ 8

Note 21 -SEGMENT FINANCIAL INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 21 -Segment Financial Information Details Narrative
Percentage of No single customer accounted for total revenue	10% or More	10% or More	10% or More

Note 22 - SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 330,208	$ 288,697
Non-current assets	8,780	5,678
Current liabilities	146,494	117,741
Non-current liabilities	8,279	4,859
Total shareholders' equity	161,717	146,510
Equity Investees
Current assets	82,231	54,968
Non-current assets	17,381	17,961
Current liabilities	(72,389)	(44,870)
Non-current liabilities	(303)	(1,156)
Total shareholders' equity	$ 26,920	$ 26,903

Note 22 - SUMMARIZED FINANCIAL INFORMATION OF EQUITY INVESTEES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 54,797	$ 25,500	$ 26,935
Gross Profit	51,815	43,895	57,023
Net income (loss)	10,919	(5,439)	14,140
Equity Investees
Net sales	57,467	55,727	44,866
Gross Profit	13,207	13,543	10,457
Net income (loss)	$ (959)	$ (1,360)	$ (1,347)